                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-4075

                     RIVERSOURCE INTERNATIONAL SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 10/31

Date of reporting period: 4/30

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE

DISCIPLINED INTERNATIONAL EQUITY FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
APRIL 30, 2008


RIVERSOURCE DISCIPLINED
INTERNATIONAL EQUITY FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH
LONG-TERM CAPITAL GROWTH.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------

Your Fund at a Glance...............      2

Manager Commentary..................      6

Fund Expenses Example...............     11

Portfolio of Investments............     14

Financial Statements................     21

Notes to Financial Statements.......     26

Approval of Investment Management
   Services Agreement...............     43

Proxy Voting........................     45

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Disciplined International Equity Fund's (the Fund) Class A shares declined 12.55% (excluding sales charge) during the six months ended April 30, 2008.

> The Fund underperformed its benchmark, the Morgan Stanley Capital
  International (MSCI) EAFE Index, which fell 8.99% in the same six-month period.

> The Fund also underperformed the Lipper International Large-Cap Core Funds
  Index representing the Fund's peer group, which was down 9.31% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2008)
--------------------------------------------------------------------------------

                                                                  Since
                                          6 months*   1 year   inception(a)
--------------------------------------------------------------------------------
RiverSource Disciplined International
  Equity Fund
  Class A (excluding sales charge)         -12.55%    +0.18%     +12.12%
--------------------------------------------------------------------------------
MSCI EAFE Index(1) (unmanaged)              -8.99%    -1.31%     +11.59%
--------------------------------------------------------------------------------
Lipper International Large-Cap Core
  Funds Index(2)                            -9.31%    +0.80%     +11.62%
--------------------------------------------------------------------------------

* Not annualized.

(a) Fund data is from May 18, 2006. MSCI EAFE Index and Lipper peer group data is from June 1, 2006.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North

--------------------------------------------------------------------------------

 2 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

    American securities. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper International Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

--------------------------------------------------------------------------------

  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

STYLE MATRIX
----------------------------------------


          STYLE
VALUE    BLEND    GROWTH
         X                 LARGE
                           MEDIUM        SIZE
                           SMALL

Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
----------------------------------------

                                         Net Fund and
                             Total      Acquired Fund
                             Fund    (Underlying Fund)(a)
--------------------------------------------------------------------
Class A                      1.43%          1.46%
--------------------------------------------------------------------
Class B                      2.20%          2.23%
--------------------------------------------------------------------
Class C                      2.19%          2.22%
--------------------------------------------------------------------
Class I                      1.05%          1.08%
--------------------------------------------------------------------
Class R4                     1.36%          1.39%
--------------------------------------------------------------------
Class W                      1.48%          1.51%
--------------------------------------------------------------------

(a)  In addition to the Fund's total annual
     operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of acquired funds in which the Fund invests. The Fund's "Acquired fund fees and expenses," based on its investment in the acquired funds, is 0.03%.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.

--------------------------------------------------------------------------------

 4 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2008
                                                             SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    INCEPTION
 Class A (inception 5/18/06)          -12.55%     +0.18%    +12.12%
------------------------------------------------------------------------
 Class B (inception 5/18/06)          -12.86%     -0.54%    +11.26%
------------------------------------------------------------------------
 Class C (inception 5/18/06)          -12.83%     -0.60%    +11.24%
------------------------------------------------------------------------
 Class I (inception 5/18/06)          -12.31%     +0.68%    +12.53%
------------------------------------------------------------------------
 Class R4 (inception 5/18/06)         -12.20%     +0.66%    +12.44%
------------------------------------------------------------------------
 Class W (inception 12/1/06)          -12.60%     +0.14%     +9.49%
------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 5/18/06)          -17.60%     -5.61%     +8.78%
------------------------------------------------------------------------
 Class B (inception 5/18/06)          -17.13%     -5.42%     +9.39%
------------------------------------------------------------------------
 Class C (inception 5/18/06)          -13.69%     -1.57%    +11.24%
------------------------------------------------------------------------

AT MARCH 31, 2008
                                                             SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR    INCEPTION

WITHOUT SALES CHARGE
 Class A (inception 5/18/06)          -12.93%     -2.13%     +9.02%
------------------------------------------------------------------------
 Class B (inception 5/18/06)          -13.31%     -2.98%     +8.16%
------------------------------------------------------------------------
 Class C (inception 5/18/06)          -13.27%     -3.02%     +8.14%
------------------------------------------------------------------------
 Class I (inception 5/18/06)          -12.77%     -1.72%     +9.39%
------------------------------------------------------------------------
 Class R4 (inception 5/18/06)         -12.65%     -1.83%     +9.30%
------------------------------------------------------------------------
 Class W (inception 12/1/06)          -12.98%     -2.28%     +5.09%
------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 5/18/06)          -17.92%     -7.77%     +5.63%
------------------------------------------------------------------------
 Class B (inception 5/18/06)          -17.56%     -7.73%     +6.14%
------------------------------------------------------------------------
 Class C (inception 5/18/06)          -14.12%     -3.98%     +8.14%
------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R4 and Class W shares. Class I and Class R4 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.
* Not annualized.

--------------------------------------------------------------------------------

  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  5

MANAGER COMMENTARY -------------------------------------------------------------
(UNAUDITED)

At April 30, 2008, approximately 25% of the Fund's shares were owned in aggregate by affiliated funds-of-funds managed by RiverSource Investments, LLC (RiverSource). As a result of asset allocation decisions by RiverSource, it is possible RiverSource Disciplined International Equity Fund may experience relatively large purchases or redemptions from affiliated funds-of-funds (see page 33, Class I capital share transactions for related activity during the most recent fiscal period). RiverSource seeks to minimize the impact of these transactions by structuring them over a reasonable period of time. RiverSource Disciplined International Equity Fund may experience increased expenses as it buys and sells securities as a result of purchases or redemptions by affiliated funds-of-funds. For more information on the Fund's expenses, see the discussions beginning on pages 11 and 31.

Dear Shareholders,
RiverSource Disciplined International Equity Fund's Class A shares declined 12.55% (excluding sales charge) during the six months ended April 30, 2008. The Fund underperformed its benchmark, the MSCI EAFE Index, which fell 8.99%. The Fund also underperformed the Lipper International Large-Cap Core Funds Index, representing the Fund's peer group, which was down 9.31% during the same period.

COUNTRY DIVERSIFICATION (at April 30, 2008; % of portfolio assets)
-----------------------------------------------------------------

Australia                                              7.4%
----------------------------------------------------------------
Austria                                                0.5%
----------------------------------------------------------------
Belgium                                                1.9%
----------------------------------------------------------------
Bermuda                                                0.1%
----------------------------------------------------------------
Denmark                                                1.9%
----------------------------------------------------------------
Finland                                                4.3%
----------------------------------------------------------------
France                                                 7.2%
----------------------------------------------------------------
Germany                                               11.2%
----------------------------------------------------------------
Greece                                                 0.4%
----------------------------------------------------------------
Hong Kong                                              3.3%
----------------------------------------------------------------
Ireland                                                0.8%
----------------------------------------------------------------
Italy                                                  4.1%
----------------------------------------------------------------
Japan                                                 10.5%
----------------------------------------------------------------
Luxembourg                                             2.1%
----------------------------------------------------------------

--------------------------------------------------------------------------------

 6 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

MANAGER COMMENTARY (continued) -------------------------------------------------

Netherlands                                            8.6%
----------------------------------------------------------------
New Zealand                                            0.2%
----------------------------------------------------------------
Norway                                                 1.9%
----------------------------------------------------------------
Singapore                                              0.9%
----------------------------------------------------------------
Spain                                                  3.6%
----------------------------------------------------------------
Sweden                                                 2.1%
----------------------------------------------------------------
Switzerland                                            4.3%
----------------------------------------------------------------
United Kingdom                                        15.9%
----------------------------------------------------------------
United States                                          5.4%
----------------------------------------------------------------
Other(1)                                               1.4%
----------------------------------------------------------------

(1)Cash & Cash Equivalents.

SIGNIFICANT PERFORMANCE FACTORS
The Fund's performance was driven primarily by the three quantitative investment models - momentum, value and quality-adjusted value - that we employ in selecting stocks for the Fund's portfolio. The three models choose the international stocks for the portfolio and we then weight the selected stocks. During the reporting period, all three quantitative models underperformed the MSCI EAFE Index, with the momentum model being the greatest underperformer, followed by value and then quality-adjusted value. Though disappointing, our research indicates that periods of correlated underperformance, which occasionally occur, are historically short-lived. Such instances in no way invalidate our belief that the style diversification provided by the three very different quantitative models may be a significant investment advantage over time.

TOP TEN HOLDINGS (at April 30, 2008; % of portfolio assets)
-----------------------------------------------------------------

iShares MSCI Emerging Markets Index Fund (United
  States)                                            4.6%
--------------------------------------------------------------
Royal Dutch Shell Series A (Netherlands)             3.6%
--------------------------------------------------------------
Nokia (Finland)                                      3.0%
--------------------------------------------------------------
Eni (Italy)                                          2.8%
--------------------------------------------------------------
Royal Bank of Scotland Group (United Kingdom)        2.1%
--------------------------------------------------------------
ArcelorMittal (Luxembourg)                           2.1%
--------------------------------------------------------------
BHP Billiton (Australia)                             2.0%
--------------------------------------------------------------
Telefonica (Spain)                                   1.9%
--------------------------------------------------------------
Honda Motor (Japan)                                  1.9%
--------------------------------------------------------------
Barclays (United Kingdom)                            1.8%
--------------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  7

--------------------------------------------------------------------------------

From a sector perspective, sizable allocations to materials and energy contributed, as these were the only two sectors in the MSCI EAFE Index to eke out positive returns during the period.

In seeking to manage the risks associated with international equity investing, we use a proprietary risk management system that allows us to manage the Fund's exposure to several key factors including country, region, industry, sector, market capitalization and portfolio turnover. We also use quantitative asset allocation models to determine the mix between developed international markets and emerging markets. Throughout the period, we used these and other techniques to reduce the overall expected risk of the portfolio.

From a sector perspective, sizable allocations to materials and energy contributed, as these were the only two sectors in the MSCI EAFE Index to eke out positive returns during the period. Stock selection in the health care sector also helped Fund performance. Conversely, having only a modest allocation to the strongly-performing consumer staples sector, and a significant exposure to the weaker consumer discretionary sector detracted from performance. Stock selection in financials, consumer staples and consumer discretionary sectors also hurt performance.

All of the regions in which the Fund invests generated negative returns. Performance was hurt most by a significant allocation to and stock selection within the U.K., which was the weakest of the regions. Having only moderate exposure to and stock selection within Japan and France also detracted. Though accounting for only about 5% of Fund net assets, exposure to emerging markets also detracted, as emerging markets underperformed the MSCI EAFE Index for the period as a whole. These factors were somewhat mitigated by the positive effect of the Fund's

--------------------------------------------------------------------------------

 8 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

MANAGER COMMENTARY (continued) -------------------------------------------------

significant allocation to Europe and strong stock selection in the Pacific excluding Japan region. Within Europe, sizable allocations to and stock selection within Italy and Norway boosted Fund performance most. Stock selection within Australia also contributed.

From a market capitalization perspective, the Fund's emphasis on large-cap and mid-cap stocks helped its performance as did a more modest exposure to small-cap stocks. Individual stocks that contributed most to the Fund's return were Italian oil and gas company ENI, selected by the quality-adjusted value and value models; Norwegian fertilizer producer YARA INTERNATIONAL, selected by all three models; U.K. electric utility BRITISH ENERGY GROUP, chosen by the quality-adjusted value model; Denmark's wind energy installation manufacturer VESTAS WIND SYSTEMS, a momentum pick; and Japanese commercial bank SHINSEI BANK, selected by both the quality-adjusted value and value models.

Stocks that detracted from the Fund's results the most were German auto manufacturer DAIMLER, selected by all three models; U.K.'s ROYAL BANK OF SCOTLAND GROUP, chosen by the quality-adjusted value and value models; Finland's diversified electronics giant NOKIA, a momentum pick; U.K. commercial bank HBOS GROUP, selected by the quality-adjusted value and value models; and French auto manufacturer RENAULT, also chosen by the quality-adjusted value and value models.

CHANGES TO THE FUND'S PORTFOLIO
As a result of consistent application of our disciplined investment process, the Fund's significant allocations to consumer discretionary and industrials decreased. The Fund's exposure to financials and utilities increased somewhat.

The Fund's sizable allocation to the Pacific excluding Japan region was decreased, and its already modest exposure to Japan was reduced even more. We increased the Fund's already significant position in the U. K. We also made tactical allocation moves within the Fund's exposure to emerging markets during the period and the timing of these weighting changes added value to the Fund.

OUR FUTURE STRATEGY
While the semiannual period was clearly a challenging one, it did not alter the conviction we have in our process. Indeed, we believe that it is in just

--------------------------------------------------------------------------------

  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  9

--------------------------------------------------------------------------------

such times when the consistent use of multiple investment disciplines is more critical than ever if we are to serve the Fund well over the long term.

Employing style diversification remains a key advantage to the Fund. We continue to believe that the combination of our three well-tested quantitative models should help us deliver value over extended periods of time. We are equally convinced of the merit of our multifaceted, disciplined approach to managing risk in the portfolio. We will continue our strategy of monitoring investment weightings as a risk control so that no individual security, industry, sector, country or region becomes too large within the Fund's portfolio. We also intend to continue to employ the macroscopic aspects of our rigorous risk controls, including constraints on market capitalization, price, quality, turnover, transaction costs and more, as we seek to maintain the high quality of the Fund's portfolio.


         (PHOTO - DIMITRIS              (PHOTO - ALEXANDER
         BERTSIMAS)                     SAUER-BUDGE)
         Dimitris Bertsimas, PhD        Alexander Sauer-Budge,
         Senior Portfolio Manager       PhD
                                        Portfolio Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.

--------------------------------------------------------------------------------

 10 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds' expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  11

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                                                              DIRECT AND
                                                                DIRECT         INDIRECT
                              BEGINNING         ENDING         EXPENSES        EXPENSES
                            ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     PAID DURING
                            NOV. 1, 2007    APRIL 30, 2008   THE PERIOD(A)   THE PERIOD(B)
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
   Actual(c)                   $1,000         $  874.50         $ 6.62          $ 6.76
------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,017.80         $ 7.12          $ 7.27
------------------------------------------------------------------------------------------
Class B
------------------------------------------------------------------------------------------
   Actual(c)                   $1,000         $  871.40         $10.33          $10.47
------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,013.82         $11.12          $11.27
Class C
------------------------------------------------------------------------------------------
   Actual(c)                   $1,000         $  871.70         $10.24          $10.38
------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,013.92         $11.02          $11.17
------------------------------------------------------------------------------------------
Class I
------------------------------------------------------------------------------------------
   Actual(c)                   $1,000         $  876.90         $ 4.39          $ 4.53
------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,020.19         $ 4.72          $ 4.87
------------------------------------------------------------------------------------------
Class R4
------------------------------------------------------------------------------------------
   Actual(c)                   $1,000         $  878.00         $ 5.84          $ 5.98
------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,018.65         $ 6.27          $ 6.42
------------------------------------------------------------------------------------------
Class W
------------------------------------------------------------------------------------------
   Actual(c)                   $1,000         $  874.00         $ 6.48          $ 6.62
------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                   $1,000         $1,017.95         $ 6.97          $ 7.12
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 12 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

ANNUALIZED EXPENSE RATIOS

                                                FUND'S       ACQUIRED FUND
                                              ANNUALIZED       FEES AND      NET FUND
                                             EXPENSE RATIO     EXPENSES      EXPENSES
-------------------------------------------------------------------------------------
Class A                                          1.42%           .03%         1.45%
-------------------------------------------------------------------------------------
Class B                                          2.22%           .03%         2.25%
-------------------------------------------------------------------------------------
Class C                                          2.20%           .03%         2.23%
-------------------------------------------------------------------------------------
Class I                                           .94%           .03%          .97%
-------------------------------------------------------------------------------------
Class R4                                         1.25%           .03%         1.28%
-------------------------------------------------------------------------------------
Class W                                          1.39%           .03%         1.42%
-------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended April 30, 2008: -12.55% for Class A, -12.86% for Class B, -12.83% for Class C, -12.31% for Class I, -12.20% for Class R4 and -12.60% for Class W.

--------------------------------------------------------------------------------

 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (96.2%)(c)
ISSUER                                            SHARES                    VALUE(A)
AUSTRALIA (7.3%)
Australian Stock Exchange                             11,083                $375,295
BHP Billiton                                         437,069              17,431,081
BlueScope Steel                                      135,318               1,410,782
CFS Retail Property Trust                            538,379               1,137,832
Coca-Cola Amatil                                     130,984               1,039,337
Commonwealth Bank of Australia                        74,878               3,168,537
CSL                                                  146,666               5,506,117
Dexus Property Group                               1,121,961               1,868,377
Harvey Norman Holdings                               165,518                 563,760
Leighton Holdings                                     18,165                 807,061
Macquarie Airports                                   334,144                 989,932
Macquarie Infrastructure Group                       370,237                 988,572
Macquarie Office Trust                               642,260                 624,152
Newcrest Mining                                       59,849               1,631,912
OneSteel                                             183,820               1,111,713
Qantas Airways                                       271,919                 872,289
Rio Tinto                                             31,992               4,107,502
Santos                                                54,437                 816,132
Stockland                                            372,007               2,534,801
Telstra                                              328,202               1,412,044
Toll Holdings                                         45,446                 340,025
Westfield Group                                      192,850               3,318,843
Westpac Banking                                      110,529               2,553,919
Woodside Petroleum                                    50,182               2,646,682
Woolworths                                           137,031               3,710,588
WorleyParsons                                         37,982               1,390,438
Zinifex                                              177,727               1,693,623
                                                                     ---------------
Total                                                                     64,051,346
------------------------------------------------------------------------------------

AUSTRIA (0.5%)
OMV                                                   36,596               2,768,481
voestalpine                                           19,794               1,522,138
                                                                     ---------------
Total                                                                      4,290,619
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

BELGIUM (1.9%)
Belgacom                                              45,745              $2,118,145
Dexia                                                119,174               3,327,079
Fortis                                               222,975               6,092,679
Fortis Strip                                          14,360(b)                  224
KBC Groep                                             21,470               2,921,216
Umicore                                               38,710               2,073,758
                                                                     ---------------
Total                                                                     16,533,101
------------------------------------------------------------------------------------

BERMUDA (0.1%)
Frontline                                             10,100                 562,843
------------------------------------------------------------------------------------

DENMARK (1.9%)
AP Moller - Maersk Series B                              169               1,757,543
Carlsberg Series B                                     2,950                 393,827
Danske Bank                                           27,300                 946,846
FLSmidth & Co                                          7,250                 767,629
Novo Nordisk Series B                                 97,200               6,691,525
Novozymes Series B                                     7,875                 720,104
Vestas Wind Systems                                   46,400(b)            5,087,592
                                                                     ---------------
Total                                                                     16,365,066
------------------------------------------------------------------------------------

FINLAND (4.2%)
Fortum                                                75,364               3,208,952
Metso                                                  8,034                 348,731
Neste Oil                                             19,756                 599,974
Nokia                                                831,813              25,612,189
Nokian Renkaat                                        11,793                 503,243
Outokumpu                                             25,852               1,237,196
Rautaruukki                                           14,464                 690,170
Sampo Series A                                        48,211               1,366,271
Stora Enso Series R                                  224,255               2,787,208
UPM-Kymmene                                           37,901                 734,998
                                                                     ---------------
Total                                                                     37,088,932
------------------------------------------------------------------------------------

FRANCE (7.0%)
Air France-KLM                                        43,656               1,361,245
ALSTOM                                                22,879               5,322,766
BNP Paribas                                          140,328              15,173,236

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 14 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
FRANCE (CONT.)
Casino Guichard Perrachon                              9,376              $1,184,643
CNP Assurances                                        10,635               1,265,338
Compagnie de Saint-Gobain                             33,915               2,740,414
Credit Agricole                                      215,619               7,288,850
France Telecom                                       135,159               4,254,510
Michelin Series B                                     23,165               2,125,701
Peugeot                                               62,287               4,374,526
Renault                                               48,134               4,964,081
SCOR                                                  33,681                 816,189
Societe Generale                                      51,148               6,002,463
SUEZ                                                  65,191               4,631,409
                                                                     ---------------
Total                                                                     61,505,371
------------------------------------------------------------------------------------

GERMANY (10.9%)
BASF                                                  78,525              11,237,106
Bayer                                                 37,182               3,181,467
BMW                                                   47,027               2,588,335
Daimler                                              133,712              10,424,279
Deutsche Bank                                         39,827               4,786,446
Deutsche Boerse                                       23,159               3,407,038
Deutsche Telekom                                     802,261              14,455,582
E.ON                                                  67,067              13,687,741
Henkel & Co                                           14,069                 600,807
MAN                                                    3,887                 544,646
Merck                                                  7,749               1,103,576
Metro                                                  4,666                 371,269
Porsche Automobil Holding                              3,318                 613,709
RWE                                                   34,729               3,906,388
Salzgitter                                             2,570                 530,171
SolarWorld                                            38,919               2,100,754
Suedzucker                                            27,461                 626,870
ThyssenKrupp                                          37,115               2,331,383
TUI                                                   48,571(b)            1,393,916
Volkswagen                                            80,651             $18,588,150
                                                                     ---------------
Total                                                                     96,479,633
------------------------------------------------------------------------------------

GREECE (0.4%)
Coca-Cola Hellenic Bottling                           46,963               2,119,180
Hellenic Petroleum                                    28,633                 434,557
Public Power                                          19,490                 824,090
                                                                     ---------------
Total                                                                      3,377,827
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

HONG KONG (3.2%)
Cheung Kong Holdings                                 231,000              $3,598,445
CLP Holdings                                         287,000               2,275,907
Esprit Holdings                                      120,600               1,484,055
Hang Lung Properties                                 628,000               2,554,483
Hang Seng Bank                                        58,900               1,179,784
Henderson Land Development                           119,000                 908,548
Hong Kong & China Gas                                460,000               1,345,789
Hong Kong Exchanges and Clearing                     134,500               2,747,575
Hongkong Electric Holdings                           379,000               2,378,112
Kerry Properties                                      98,000                 663,335
Li & Fung                                            348,000               1,440,102
MTR                                                  278,500                 997,042
New World Development                                167,000                 430,722
Orient Overseas Intl                                  80,000                 439,871
Sun Hung Kai Properties                              222,000               3,888,390
Swire Pacific Series A                                80,000                 935,688
Wharf Holdings                                       201,000               1,020,062
                                                                     ---------------
Total                                                                     28,287,910
------------------------------------------------------------------------------------

IRELAND (0.8%)
Allied Irish Banks                                    65,408               1,383,835
Bank of Ireland                                      190,796               2,666,284
CRH                                                   18,415                 706,178
Elan                                                  60,635(b)            1,652,087
Irish Life & Permanent                                40,057                 643,275
                                                                     ---------------
Total                                                                      7,051,659
------------------------------------------------------------------------------------

ITALY (4.0%)
Banco Popolare Scarl                                 115,944(b)            2,311,816
Eni                                                  616,340              23,808,615
Intesa Sanpaolo                                       79,461                 564,830
Telecom Italia                                     3,149,303               5,525,755
UniCredit                                            122,731                 935,165
Unione di Banche Italiane                             65,120               1,726,498
Unipol Gruppo Finanziario                            165,698                 485,619
                                                                     ---------------
Total                                                                     35,358,298
------------------------------------------------------------------------------------

JAPAN (10.3%)
Aisin Seiki                                           30,500               1,064,874
Alps Electric                                         63,000                 585,948
Bridgestone                                           73,100               1,335,164

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  15

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
JAPAN (CONT.)
Chuo Mitsui Trust Holdings                           144,400              $1,026,369
Dai Nippon Printing                                  150,000               2,309,801
Daikin Inds                                           23,700               1,180,783
FUJIFILM Holdings                                     46,700               1,792,180
Hitachi                                              926,000               6,243,397
Honda Motor                                          523,400              16,612,676
Japan Steel Works                                     51,000                 943,772
JFE Holdings                                          40,600               2,225,834
Kawasaki Kisen Kaisha                                141,000               1,432,105
Komatsu                                              114,300               3,462,971
Kurita Water Inds                                     11,200                 398,577
Meiji Dairies                                        104,000                 637,184
Mitsubishi                                           128,700               4,134,442
Mitsubishi Materials                                  93,000                 440,983
Mitsui & Co                                          117,000               2,745,792
Mitsui Chemicals                                     166,000               1,012,254
Mitsui OSK Lines                                     199,000               2,738,953
Mitsumi Electric                                      24,900                 833,433
Mizuho Financial Group                                   494               2,565,740
NEC                                                  220,000               1,038,953
NGK Insulators                                        28,000                 537,270
Nikon                                                 53,000               1,529,288
Nintendo                                              19,800              10,874,098
Nippon Express                                       189,900               1,048,404
Nippon Mining Holdings                               177,000               1,094,652
Nippon Oil                                           207,000               1,419,554
Nippon Paper Group                                       228                 567,972
Nippon Yusen Kabushiki Kaisha                        193,000               1,874,868
Nissan Motor                                         352,500               3,125,950
Promise                                               16,650                 526,868
Resona Holdings                                        1,295               2,491,103
Sega Sammy Holdings                                   48,900                 591,202
Seiko Epson                                           31,600                 854,054
Shinsei Bank                                         505,000               2,224,584
Sojitz                                               230,400                 886,410
SUMCO                                                 38,300                 970,669
Takefuji                                              24,920                 590,823
TERUMO                                                15,700                 773,146
Toyo Seikan Kaisha                                    43,400                 851,553
Yamaha Motor                                          48,700                 939,151
                                                                     ---------------
Total                                                                     90,533,804
------------------------------------------------------------------------------------

LUXEMBOURG (2.0%)
ArcelorMittal                                        201,984              17,910,303
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

NETHERLANDS (8.4%)
Aegon                                                447,562              $7,215,350
Corio                                                  8,858                 829,714
Fugro                                                 12,326               1,103,170
ING Groep                                            374,630              14,337,055
Koninklijke (Royal) KPN                               46,005                 846,542
Reed Elsevier                                         47,316                 899,110
Royal Dutch Shell Series A                           774,979              31,247,663
Royal Dutch Shell Series B                           322,826              12,933,117
Unilever                                             132,296               4,461,846
                                                                     ---------------
Total                                                                     73,873,567
------------------------------------------------------------------------------------

NEW ZEALAND (0.2%)
Fletcher Building                                     76,963                 515,390
Telecom Corporation of New Zealand                   300,833                 888,568
                                                                     ---------------
Total                                                                      1,403,958
------------------------------------------------------------------------------------

NORWAY (1.8%)
DNB NOR                                              206,000               3,089,615
Norsk Hydro                                          187,450               2,792,977
Orkla                                                177,600               2,359,947
StatoilHydro                                         134,177               4,866,168
Yara Intl                                             39,250               2,877,804
                                                                     ---------------
Total                                                                     15,986,511
------------------------------------------------------------------------------------

SINGAPORE (0.9%)
Keppel                                               119,000                 905,664
Neptune Orient Lines                                 305,000                 724,263
SembCorp Inds                                        337,000               1,043,805
Singapore Airlines                                   107,000               1,262,537
Singapore Exchange                                   114,000                 722,168
SingTel                                            1,041,000               2,963,319
                                                                     ---------------
Total                                                                      7,621,756
------------------------------------------------------------------------------------

SPAIN (3.5%)
Banco Santander                                      235,384               5,090,270
Gas Natural SDG                                       31,144               1,823,558
Repsol YPF                                           185,579               7,545,428
Telefonica                                           574,140              16,647,301
                                                                     ---------------
Total                                                                     31,106,557
------------------------------------------------------------------------------------

SWEDEN (2.1%)
Alfa Laval                                             6,225                 409,786
Electrolux Series B                                   84,700               1,301,945

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
SWEDEN (CONT.)
Investor AB Cl B                                      86,800              $2,066,598
Nordea Bank                                          147,900               2,451,327
Sandvik                                               59,800                 921,699
Scania Series B                                       22,300                 459,212
SKF Group Series B                                    18,800                 345,519
SSAB Svenskt Stal Series A                            13,400                 447,771
SSAB Svenskt Stal Series B                            26,900                 811,243
Svenska Cellulosa Series B                           219,320               3,701,015
Svenska Handelsbanken Series A                        56,500               1,571,752
Swedish Match                                         33,400                 733,827
TELE2 Series B                                        35,200                 785,136
TeliaSonera                                           48,500                 433,528
Volvo Series A                                        90,000               1,357,097
Volvo Series B                                        24,900                 380,664
                                                                     ---------------
Total                                                                     18,178,119
------------------------------------------------------------------------------------

SWITZERLAND (4.1%)
ABB                                                  345,339              10,614,532
Ciba Holding                                          18,454                 616,024
Nestle                                                12,372               5,935,789
Swatch Group                                           1,700                 459,504
Swisscom                                               3,310               1,182,257
Syngenta                                              12,822               3,830,879
UBS                                                   81,460(b)            2,752,293
Xstrata                                              104,380               8,189,059
Zurich Financial Services                              9,298               2,847,563
                                                                     ---------------
Total                                                                     36,427,900
------------------------------------------------------------------------------------

UNITED KINGDOM (15.6%)
3i Group                                              69,198               1,182,494
AMEC                                                 119,463               1,888,253
Aviva                                                252,158               3,155,936
Barclays                                           1,691,128              15,348,888
Barratt Developments                                  70,692                 388,269
BG Group                                             319,540               7,820,651
BHP Billiton                                         356,952              12,774,443
BP                                                   658,227               7,996,070
British American Tobacco                              45,411               1,712,726
British Energy Group                                 362,538               5,478,060
BT Group                                             713,000               3,157,671
Capita Group                                          48,523                 639,618

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
UNITED KINGDOM (CONT.)
Carnival                                              17,077                $673,617
Compass Group                                        227,267               1,540,814
DSG Intl                                             510,362                 664,629
GKN                                                  106,852                 605,462
HBOS                                                 840,724               7,864,529
Invensys                                              89,747(b)              533,520
Kingfisher                                           762,600               2,013,514
Ladbrokes                                            140,925                 917,612
Liberty Intl                                          40,762                 795,031
Lloyds TSB Group                                     495,518               4,260,938
Old Mutual                                         1,490,821               3,799,908
Persimmon                                             60,086                 692,287
Reed Elsevier                                        139,154               1,765,127
Rio Tinto                                             68,110               8,004,450
Royal Bank of Scotland Group                       2,662,928              18,265,777
Stagecoach Group                                      78,671                 401,592
Taylor Wimpey                                        425,566               1,089,366
Thomson Reuters                                       11,247                 349,507
Tomkins                                              249,133                 903,970
Unilever                                             235,883               7,982,076
Vodafone Group                                     3,442,473              10,971,442
Wolseley                                             103,670               1,046,041
                                                                     ---------------
Total                                                                    136,684,288
------------------------------------------------------------------------------------

UNITED STATES (5.2%)
iShares MSCI Emerging Markets Index Fund             269,150(d)           39,473,540
Vanguard Emerging Markets ETF                         64,160               6,553,302
                                                                     ---------------
Total                                                                     46,026,842
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $861,866,714)                                                    $846,706,210
------------------------------------------------------------------------------------

OTHER (--%)
ISSUER                                            SHARES                   VALUE(A)
SWITZERLAND
UBS
 Rights                                              81,460(b)             $137,615
-----------------------------------------------------------------------------------

TOTAL OTHER
(Cost: $--)                                                                $137,615
-----------------------------------------------------------------------------------

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  17

MONEY MARKET FUND (1.3%)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund, 2.72%           11,760,228(e)          $11,760,228
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $11,760,228)                                                      $11,760,228
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $873,626,942)(f)                                                 $858,604,053
====================================================================================

SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at April 30, 2008:

                                                       PERCENTAGE OF
INDUSTRY                                                NET ASSETS              VALUE
-----------------------------------------------------------------------------------------
Air Freight & Logistics                                      --%                 $340,025
Airlines                                                    0.4                 3,496,071
Auto Components                                             0.6                 5,634,444
Automobiles                                                 7.1                62,230,857
Beverages                                                   0.4                 3,552,344
Biotechnology                                               0.6                 5,506,117
Building Products                                           0.4                 3,921,197
Capital Markets                                             1.0                 8,858,848
Chemicals                                                   2.9                25,549,396
Commercial Banks                                           13.4               117,836,420
Commercial Services & Supplies                              0.3                 2,949,419
Communications Equipment                                    2.9                25,612,189
Computers & Peripherals                                     0.3                 2,726,440
Construction & Engineering                                  0.4                 3,462,943
Construction Materials                                      0.1                 1,221,568
Consumer Finance                                            0.1                 1,117,691
Containers & Packaging                                      0.1                   851,553
Distributors                                                0.2                 1,440,102
Diversified Financial Services                              8.7                76,340,304
Diversified Telecommunication Services                      6.2                54,670,358
Electric Utilities                                          3.2                28,286,864
Electrical Equipment                                        2.6                23,125,644
Electronic Equipment & Instruments                          1.0                 8,621,525
Energy Equipment & Services                                 0.3                 2,493,608
Food & Staples Retailing                                    0.6                 5,266,500
Food Products                                               2.2                19,643,765
Gas Utilities                                               0.4                 3,169,347
Health Care Equipment & Supplies                            0.1                   773,146
Hotels, Restaurants & Leisure                               0.5                 4,525,959
Household Durables                                          0.4                 3,471,867
Household Products                                          0.1                   600,807
Industrial Conglomerates                                    0.6                 5,213,386
Insurance                                                   2.5                21,595,449

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 18 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

                                                       PERCENTAGE OF
INDUSTRY                                                NET ASSETS              VALUE
-----------------------------------------------------------------------------------------
Leisure Equipment & Products                                0.2%               $2,120,490
Machinery                                                   1.2                10,643,464
Marine                                                      1.0                 8,967,603
Media                                                       0.3                 3,013,744
Metals & Mining                                             9.9                87,294,734
Multiline Retail                                            0.1                   563,760
Multi-Utilities                                             0.9                 8,103,795
Oil, Gas & Consumable Fuels                                12.1               106,560,587
Paper & Forest Products                                     0.9                 7,791,193
Pharmaceuticals                                             1.1                 9,447,188
Real Estate Investment Trusts (REITs)                       1.3                11,108,750
Real Estate Management & Development                        1.6                13,999,673
Road & Rail                                                 0.3                 2,447,038
Semiconductors & Semiconductor Equipment                    0.1                   970,669
Software                                                    1.2                10,874,098
Specialty Retail                                            0.5                 4,162,198
Textiles, Apparel & Luxury Goods                            0.1                   459,504
Tobacco                                                     0.3                 2,446,553
Trading Companies & Distributors                            1.0                 8,812,685
Transportation Infrastructure                               0.2                 1,978,504
Wireless Telecommunication Services                         1.2                10,971,442
Other(1)                                                    1.3                11,760,228
-----------------------------------------------------------------------------------------
Total                                                                        $858,604,053
-----------------------------------------------------------------------------------------

(1)Cash & Cash Equivalents.

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT APRIL 30, 2008

                                   NUMBER OF                                            UNREALIZED
                                   CONTRACTS          NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION              LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
----------------------------------------------------------------------------------------------------
Dow Jones Euro STOXX 50                    248      $14,563,612       June 2008          $195,989
Financial Times Stock Exchange
   100 Index                                54        6,545,903       June 2008           104,265
Nikkei 225                                  86        5,989,900       June 2008           177,407
----------------------------------------------------------------------------------------------------
Total                                                                                    $477,661
----------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c)  Foreign security values are stated in U.S. dollars.
(d) At April 30, 2008, investments in securities included securities valued at $2,957,399 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.
(e) Affiliated Money Market Fund - See Note 5 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2008.

--------------------------------------------------------------------------------

 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  19

(f) At April 30, 2008, the cost of securities for federal income tax purposes was approximately $873,627,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $51,934,000
Unrealized depreciation                                            (66,957,000)
------------------------------------------------------------------------------
Net unrealized depreciation                                       $(15,023,000)
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 20 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

FINANCIAL STATEMENTS -----------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers (identified cost $861,866,714)          $846,843,825
   Affiliated money market fund (identified cost
      $11,760,228)                                                11,760,228
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $873,626,942)                                                 858,604,053
Cash                                                                   3,858
Foreign currency holdings (identified cost $689,727)                 688,717
Capital shares receivable                                         16,532,626
Dividends and accrued interest receivable                          4,775,002
Receivable for investment securities sold                            494,590
Variation margin receivable                                          124,055
----------------------------------------------------------------------------
Total assets                                                     881,222,901
----------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                               967,841
Payable for investment securities purchased                              191
Accrued investment management services fee                            18,315
Accrued distribution fee                                               4,988
Accrued transfer agency fee                                            3,408
Accrued administrative services fee                                    1,857
Accrued plan administration services fee                                   1
Other accrued expenses                                                80,638
----------------------------------------------------------------------------
Total liabilities                                                  1,077,239
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $880,145,662
============================================================================

--------------------------------------------------------------------------------

 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  21

APRIL 30, 2008 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value                                 $    788,235
Additional paid-in capital                                       881,333,441
Undistributed net investment income                                4,602,077
Accumulated net realized gain (loss)                               7,987,738
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                    (14,565,829)
----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $880,145,662
============================================================================

Net assets applicable to outstanding
   shares:                                  Class A                            $124,404,315
                                            Class B                            $ 24,289,858
                                            Class C                            $  2,304,874
                                            Class I                            $223,380,129
                                            Class R4                           $    173,829
                                            Class W                            $505,592,657
Net asset value per share of outstanding    Class A
   capital stock:                           shares(1)            11,139,298    $      11.17
                                            Class B shares        2,200,456    $      11.04
                                            Class C shares          208,637    $      11.05
                                            Class I shares       19,931,035    $      11.21
                                            Class R4 shares          15,513    $      11.21
                                            Class W shares       45,328,592    $      11.15
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $11.85. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 22 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                     $ 12,917,204
Interest                                                            30,718
Income distributions from affiliated money market fund             301,622
   Less foreign taxes withheld                                  (1,485,344)
--------------------------------------------------------------------------
Total income                                                    11,764,200
--------------------------------------------------------------------------
Expenses:
Investment management services fee                               2,698,624
Distribution fee
   Class A                                                          64,432
   Class B                                                          45,031
   Class C                                                           4,678
   Class W                                                         542,815
Transfer agency fee
   Class A                                                          55,497
   Class B                                                          10,488
   Class C                                                           1,046
   Class R4                                                             20
   Class W                                                         434,252
Administrative services fee                                        268,688
Plan administration services fee -- Class R4                           101
Compensation of board members                                        7,485
Custodian fees                                                      85,060
Printing and postage                                                11,490
Registration fees                                                   79,252
Professional fees                                                   18,067
Other                                                               10,629
--------------------------------------------------------------------------
Total expenses                                                   4,337,655
   Expenses waived/reimbursed by the Investment Manager and
   its affiliates                                                     (101)
   Earnings and bank fee credits on cash balances                     (196)
--------------------------------------------------------------------------
Total net expenses                                               4,337,358
--------------------------------------------------------------------------
Investment income (loss) -- net                                  7,426,842
--------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                         6,365,805
   Foreign currency transactions                                   111,017
   Futures contracts                                            (1,530,720)
--------------------------------------------------------------------------
Net realized gain (loss) on investments                          4,946,102
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                  (79,522,220)
--------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies          (74,576,118)
--------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                 $(67,149,276)
==========================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  23

STATEMENTS OF CHANGES IN NET ASSETS

                                                   SIX MONTHS ENDED        YEAR ENDED
                                                    APRIL 30, 2008       OCT. 31, 2007
                                                     (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                     $   7,426,842        $   4,217,413
Net realized gain (loss) on investments                 4,946,102            8,741,163
Net change in unrealized appreciation
   (depreciation) on investments and on
   translation of assets and liabilities in
   foreign currencies                                 (79,522,220)          80,411,851
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                    (67,149,276)          93,370,427
-----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                            (219,304)             (86,059)
      Class B                                             (20,185)              (2,025)
      Class C                                              (2,341)                (329)
      Class I                                          (1,888,673)            (594,901)
      Class R4                                               (455)                (160)
      Class W                                          (3,602,017)              (1,390)
   Net realized gain
      Class A                                            (376,594)             (15,617)
      Class B                                             (53,303)                (412)
      Class C                                              (6,874)                 (75)
      Class I                                          (2,534,781)             (90,562)
      Class R4                                               (682)                 (26)
      Class W                                          (5,906,335)                (212)
-----------------------------------------------------------------------------------------
Total distributions                                   (14,611,544)            (791,768)
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 24 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

                                                   SIX MONTHS ENDED        YEAR ENDED
                                                    APRIL 30, 2008       OCT. 31, 2007
                                                     (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                   $  16,616,561        $  21,671,881
   Class B shares                                       2,938,145            2,829,159
   Class C shares                                         343,875              362,684
   Class I shares                                      32,692,051          131,574,801
   Class R4 shares                                             --               46,519
   Class W shares                                     239,798,959          484,392,876
Fund merger (Note 8)
   Class A shares                                      87,278,661                  N/A
   Class B shares                                      18,592,350                  N/A
   Class C shares                                       1,583,146                  N/A
   Class I shares                                      68,640,981                  N/A
   Class R4 shares                                        115,274                  N/A
Reinvestment of distributions at net asset value
   Class A shares                                         587,287               17,767
   Class B shares                                          72,134                2,295
   Class C shares                                           8,218                  131
   Class I shares                                       4,423,174              685,366
   Class R4 shares                                            870                   94
   Class W shares                                       9,508,225                1,554
Payments for redemptions
   Class A shares                                      (8,430,922)         (12,479,950)
   Class B shares                                      (1,504,313)            (266,973)
   Class C shares                                        (129,607)             (22,158)
   Class I shares                                     (53,017,778)         (36,917,886)
   Class R4 shares                                        (11,597)              (3,138)
   Class W shares                                    (107,134,520)        (109,572,864)
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
   share transactions                                 312,971,174          482,322,158
-----------------------------------------------------------------------------------------
Total increase (decrease) in net assets               231,210,354          574,900,817
Net assets at beginning of period                     648,935,308           74,034,491
-----------------------------------------------------------------------------------------
Net assets at end of period                         $ 880,145,662        $ 648,935,308
=========================================================================================
Undistributed net investment income                 $   4,602,077        $   3,874,592
-----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO APRIL 30, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Disciplined International Equity Fund (the Fund) is a series of RiverSource International Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource International Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of foreign issuers or in instruments that provide exposure to foreign equity markets. The Fund may invest in securities of or instruments that provide exposure to both developed and emerging markets issuers.

The Fund offers Class A, Class B, Class C, Class I, Class R4 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At April 30, 2008, RiverSource Investments, LLC (the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares.

At April 30, 2008, the Investment Manager and the RiverSource affiliated funds-of-funds owned approximately 25% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------

 26 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a

--------------------------------------------------------------------------------

 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT 27 loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At April 30, 2008, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2008, foreign currency holdings consisted of multiple denominations, primarily European monetary units.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S.

--------------------------------------------------------------------------------

 28 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations. At April 30, 2008, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of

--------------------------------------------------------------------------------

 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT 29 dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement on Financial Accounting Standards No. 161 (SFAS "161"), "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under Statement 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of April 30, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Nov. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

--------------------------------------------------------------------------------

 30 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.80% to 0.57% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change in the Lipper International Large-Cap Core Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the management fee by $45,478 for the six months ended April 30, 2008. The management fee for the six months ended April 30, 2008 was 0.79% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended April 30, 2008 was 0.08% of the Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2008, other expenses paid to this company were $2,228.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average

--------------------------------------------------------------------------------

 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT 31 daily net assets attributable to Class R4 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $104,274 for Class A, $3,689 for Class B and $124 for Class C for the six months ended April 30, 2008.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and nonaffiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended April 30, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 0.99% for Class R4. Of these waived/reimbursed fees and expenses, the plan administration services fee at the class level was $101 for Class R4. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.50% for Class A, 2.26% for Class B, 2.26% for Class C, 1.12% for Class I, 1.37% for Class R4 and 1.57% for Class W of the Fund's average daily net assets until Oct. 31, 2008, unless sooner terminated at the discretion of the Board.

During the six months ended April 30, 2008, the Fund's transfer agency fees were reduced by $196 as a result of bank fee credits from overnight cash balances.

--------------------------------------------------------------------------------

 32 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $486,471,256 (including $192,198,944 from RiverSource International Equity Fund that was acquired in the fund merger as described in
Note 8) and $163,716,151, respectively, for the six months ended April 30, 2008. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                 SIX MONTHS ENDED APRIL 30, 2008
                                                      ISSUED FOR
                                          FUND        REINVESTED                             NET
                            SOLD         MERGER      DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
--------------------------------------------------------------------------------------------------------
Class A                   1,479,847     8,485,254         52,111         (779,925)        9,237,287
Class B                     264,358     1,827,044          6,458         (141,727)        1,956,133
Class C                      31,349       155,443            735          (12,151)          175,376
Class I                   2,777,433     6,653,955        391,778       (4,760,513)        5,062,653
Class R4                         --        11,178             78             (930)           10,326
Class W                  21,705,964            --        844,425       (9,837,382)       12,713,007
--------------------------------------------------------------------------------------------------------

                                                    YEAR ENDED OCT. 31, 2007
                                                      ISSUED FOR
                                          FUND        REINVESTED                             NET
                            SOLD         MERGER      DISTRIBUTIONS     REDEEMED      INCREASE (DECREASE)
--------------------------------------------------------------------------------------------------------
Class A                   1,880,774       N/A              1,710       (1,087,486)          794,998
Class B                     247,006       N/A                222          (22,404)          224,824
Class C                      32,008       N/A                 13           (1,955)           30,066
Class I                  11,624,967       N/A             65,964       (3,221,752)        8,469,179
Class R4                      4,271       N/A                  9             (302)            3,978
Class W*                 41,757,212       N/A                150       (9,141,777)       32,615,585
--------------------------------------------------------------------------------------------------------

*    For the period from Dec. 1, 2006 (inception date) to Oct. 31, 2007.

5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $188,620,446 and $198,494,132, respectively, for the six months ended April 30, 2008.

--------------------------------------------------------------------------------

 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  33

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Fund had no borrowings during the six months ended April 30, 2008.

7. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN/EMERGING MARKETS RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

8. FUND MERGER

At the close of business on March 14, 2008, RiverSource Disciplined International Equity Fund acquired the assets and assumed the identified liabilities of RiverSource International Equity Fund. The reorganization was completed after shareholders approved the plan on Jan. 29, 2008.

The aggregate net assets of RiverSource Disciplined International Equity Fund immediately before the acquisition were $608,113,836 and the combined net assets immediately after the acquisition were $784,324,248.

The merger was accomplished by a tax-free exchange of 31,950,545 shares of RiverSource International Equity Fund valued at $176,210,412.

--------------------------------------------------------------------------------

 34 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

In exchange for the RiverSource International Equity Fund shares and net assets, RiverSource Disciplined International Equity Fund issued the following number of shares:

                                                                 SHARES
-------------------------------------------------------------------------
Class A.....................................................    8,485,254
Class B.....................................................    1,827,044
Class C.....................................................      155,443
Class I.....................................................    6,653,955
Class R4....................................................       11,178

RiverSource International Equity Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows, which include the following amounts of capital stock, unrealized depreciation, accumulated net realized gain and undistributed net investment loss.

                                                                     ACCUMULATED    UNDISTRIBUTED
                          TOTAL         CAPITAL       UNREALIZED         NET        NET INVESTMENT
                        NET ASSETS       STOCK       DEPRECIATION   REALIZED GAIN        LOSS
--------------------------------------------------------------------------------------------------
RiverSource
International Equity
Fund.................  $176,210,412   $193,078,739   $(19,207,049)   $3,305,104       $(966,382)

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to

--------------------------------------------------------------------------------

 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT 35 cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 36 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,                       2008(K)               2007           2006(B)
Net asset value, beginning of period                 $13.06             $9.82             $9.21
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            .16(c)            .15(c)            .01
Net gains (losses) (both realized and unrealized)     (1.80)             3.17               .60
-----------------------------------------------------------------------------------------------
Total from investment operations                      (1.64)             3.32               .61
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   (.09)             (.07)               --
Distributions from realized gains                      (.16)             (.01)               --
-----------------------------------------------------------------------------------------------
Total distributions                                    (.25)             (.08)               --
-----------------------------------------------------------------------------------------------
Net asset value, end of period                       $11.17            $13.06             $9.82
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $124               $25               $11
-----------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          1.42%(f)          1.43%             1.92%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      1.42%(f)          1.43%             1.42%(f)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                          2.95%(f)          1.37%             1.48%(f)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                 24%               47%               10%
-----------------------------------------------------------------------------------------------
Total return(i)                                     (12.55%)(j)        34.06%             6.62%(j)
-----------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  37

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,                      2008(K)               2007           2006(B)
Net asset value, beginning of period                $12.92             $9.79             $9.21
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .12(c)            .08(c)             --
Net gains (losses) (both realized and
 unrealized)                                         (1.78)             3.13               .58
----------------------------------------------------------------------------------------------
Total from investment operations                     (1.66)             3.21               .58
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.06)             (.07)               --
Distributions from realized gains                     (.16)             (.01)               --
----------------------------------------------------------------------------------------------
Total distributions                                   (.22)             (.08)               --
----------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.04            $12.92             $9.79
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $24                $3               $--
----------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         2.22%(f)          2.20%             2.71%(f)
----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     2.22%(f)          2.20%             2.21%(f)
----------------------------------------------------------------------------------------------
Net investment income (loss)                         2.38%(f)           .73%             (.03%)(f)
----------------------------------------------------------------------------------------------
Portfolio turnover rate                                24%               47%               10%
----------------------------------------------------------------------------------------------
Total return(i)                                    (12.86%)(j)        32.94%             6.30%(j)
----------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 38 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,                      2008(K)               2007           2006(B)
Net asset value, beginning of period                $12.92             $9.79             $9.21
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .11(c)            .08(c)             --
Net gains (losses) (both realized and
 unrealized)                                         (1.77)             3.12               .58
----------------------------------------------------------------------------------------------
Total from investment operations                     (1.66)             3.20               .58
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.05)             (.06)               --
Distributions from realized gains                     (.16)             (.01)               --
----------------------------------------------------------------------------------------------
Total distributions                                   (.21)             (.07)               --
----------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.05            $12.92             $9.79
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $2               $--               $--
----------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         2.20%(f)          2.19%             2.71%(f)
----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     2.20%(f)          2.19%             2.21%(f)
----------------------------------------------------------------------------------------------
Net investment income (loss)                         2.22%(f)           .71%              .74%(f)
----------------------------------------------------------------------------------------------
Portfolio turnover rate                                24%               47%               10%
----------------------------------------------------------------------------------------------
Total return(i)                                    (12.83%)(j)        32.85%             6.30%(j)
----------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  39

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,                      2008(K)               2007           2006(B)
Net asset value, beginning of period                $13.11             $9.83             $9.21
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .13(c)            .24(c)            .02
Net gains (losses) (both realized and
 unrealized)                                         (1.75)             3.14               .60
----------------------------------------------------------------------------------------------
Total from investment operations                     (1.62)             3.38               .62
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.12)             (.09)               --
Distributions from realized gains                     (.16)             (.01)               --
----------------------------------------------------------------------------------------------
Total distributions                                   (.28)             (.10)               --
----------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.21            $13.11             $9.83
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $223              $195               $63
----------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          .94%(f)          1.05%             1.65%(f)
----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .94%(f)          1.05%             1.15%(f)
----------------------------------------------------------------------------------------------
Net investment income (loss)                         2.44%(f)          2.06%             1.17%(f)
----------------------------------------------------------------------------------------------
Portfolio turnover rate                                24%               47%               10%
----------------------------------------------------------------------------------------------
Total return(i)                                    (12.31%)(j)        34.61%             6.73%(j)
----------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 40 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,                      2008(K)               2007           2006(B)
Net asset value, beginning of period                $13.07             $9.83             $9.21
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .18(c)            .20(c)            .02
Net gains (losses) (both realized and
 unrealized)                                         (1.77)             3.13               .60
----------------------------------------------------------------------------------------------
Total from investment operations                     (1.59)             3.33               .62
----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.11)             (.08)               --
Distributions from realized gains                     (.16)             (.01)               --
----------------------------------------------------------------------------------------------
Total distributions                                   (.27)             (.09)               --
----------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.21            $13.07             $9.83
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $--               $--               $--
----------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.25%(f)          1.35%             1.77%(f)
----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .99%(f)          1.35%             1.27%(f)
----------------------------------------------------------------------------------------------
Net investment income (loss)                         3.07%(f)          1.79%             1.72%(f)
----------------------------------------------------------------------------------------------
Portfolio turnover rate                                24%               47%               10%
----------------------------------------------------------------------------------------------
Total return(i)                                    (12.20%)(j)        34.13%             6.73%(j)
----------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  41

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,                                2008(K)            2007(B)
Net asset value, beginning of period                          $13.05            $10.13
--------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                                  .11               .13
Net gains (losses) (both realized and unrealized)              (1.75)             2.89
--------------------------------------------------------------------------------------
Total from investment operations                               (1.64)             3.02
--------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                            (.10)             (.09)
Distributions from realized gains                               (.16)             (.01)
--------------------------------------------------------------------------------------
Total distributions                                             (.26)             (.10)
--------------------------------------------------------------------------------------
Net asset value, end of period                                $11.15            $13.05
--------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)                         $506              $426
--------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                                   1.39%(f)          1.48%(f)
--------------------------------------------------------------------------------------
Net expenses after expense waiver/reimbursement(e),(g),(h)     1.39%(f)          1.48%(f)
--------------------------------------------------------------------------------------
Net investment income (loss)                                   1.98%(f)          1.17%(f)
--------------------------------------------------------------------------------------
Portfolio turnover rate                                          24%               47%
--------------------------------------------------------------------------------------
Total return(i)                                              (12.60%)(j)        30.03%(j)
--------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 1, 2006 (inception date) to Oct. 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 42 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource Investments provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2008, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the IMS Agreement. At the April 9-10, 2008 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, particularly in the areas of trading systems, new product initiatives, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the

--------------------------------------------------------------------------------

 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  43

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2007. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness. Based

--------------------------------------------------------------------------------

 44 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability since inception. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions.

The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 10, 2008, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement.

PROXY
VOTING ----------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2008 SEMIANNUAL REPORT  45

     RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed by
                                        RiverSource Investments, LLC. These companies are
                                        part of Ameriprise Financial, Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                              S-6518 C (6/08)

Semiannual Report
                                                             (THREADNEEDLE LOGO)

THREADNEEDLE
EUROPEAN EQUITY FUND
(FORMERLY RIVERSOURCE EUROPEAN EQUITY FUND)

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
APRIL 30, 2008

THREADNEEDLE EUROPEAN EQUITY FUND SEEKS TO PROVIDE SHAREHOLDERS WITH CAPITAL APPRECIATION.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------

Your Fund at a Glance...............      2

Manager Commentary..................      5

Fund Expenses Example...............     10

Portfolio of Investments............     12

Financial Statements................     15

Notes to Financial Statements.......     19

Approval of Investment Management
   Services Agreement...............     35

Proxy Voting........................     37

RIVERSOURCE COMPLEX OF FUNDS

Threadneedle Funds are a part of the RiverSource complex of funds that includes funds branded "RiverSource," "RiverSource Partners," and "Threadneedle." These funds share the same Board of Directors/Trustees and officers. Please see the back of this report for a list of mutual funds that are included in the RiverSource complex of funds.

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

                  THREADNEEDLE EUROPEAN EQUITY FUND -- 2008 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Threadneedle European Equity Fund's (the Fund) (formerly RiverSource European
  Equity Fund) Class A shares declined 8.89% (excluding sales charge) for the six months ended April 30, 2008.

> The Fund slightly outperformed its benchmark, the Morgan Stanley Capital
  International Europe Index (MSCI Europe Index), which declined 8.91% during the six-month period.

> The Lipper European Funds Index, representing the Fund's peer group, declined
  9.84% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2008)
--------------------------------------------------------------------------------

                                                                         Since
                             6 months*   1 year   3 years   5 years   inception(a)
--------------------------------------------------------------------------------------
Threadneedle European
  Equity Fund
  Class A (excluding sales
  charge)                     -8.89%     -0.59%   +17.82%   +18.16%      +3.78%
--------------------------------------------------------------------------------------
MSCI Europe Index(1)
  (unmanaged)                 -8.91%     -1.11%   +18.14%   +21.49%      +7.03%
--------------------------------------------------------------------------------------
Lipper European Funds
  Index(2)                    -9.84%     -1.19%   +19.78%   +22.87%      +7.05%
--------------------------------------------------------------------------------------

*    Not annualized.
(a) Fund data is from June 26, 2000. MSCI Europe Index and Lipper peer group data is from July 1, 2000.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Morgan Stanley Capital International (MSCI) Europe Index, compiled by MSCI in Geneva, is an unmanaged market-capitalization-weighted index of equity securities from various European countries. Income is included. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper European Funds Index includes the 30 largest European funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

--------------------------------------------------------------------------------

 2 THREADNEEDLE EUROPEAN EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
----------------------------------------


          STYLE
VALUE    BLEND    GROWTH
          X                LARGE
                           MEDIUM        SIZE
                           SMALL

Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
----------------------------------------

                            Total
-------------------------------------
Class A                     1.43%
-------------------------------------
Class B                     2.19%
-------------------------------------
Class C                     2.19%
-------------------------------------
Class I                     0.95%
-------------------------------------
Class R4                    1.26%
-------------------------------------

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.

--------------------------------------------------------------------------------

                  THREADNEEDLE EUROPEAN EQUITY FUND -- 2008 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2008
                                                                                SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   INCEPTION
 Class A (inception 6/26/00)           -8.89%    -0.59%   +17.82%   +18.16%     +3.78%
-------------------------------------------------------------------------------------------
 Class B (inception 6/26/00)           -9.21%    -1.29%   +16.97%   +17.23%     +2.99%
-------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)           -9.06%    -1.26%   +16.99%   +17.31%     +3.00%
-------------------------------------------------------------------------------------------
 Class I (inception 7/15/04)           -8.61%    +0.01%   +18.41%      N/A     +18.21%
-------------------------------------------------------------------------------------------
 Class R4 (inception 6/26/00)          -8.40%    -0.07%   +18.24%   +18.49%     +4.01%

WITH SALES CHARGE
 Class A (inception 6/26/00)          -14.16%    -6.28%   +15.51%   +16.79%     +3.00%
-------------------------------------------------------------------------------------------
 Class B (inception 6/26/00)          -13.75%    -6.23%   +15.98%   +17.02%     +2.99%
-------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)           -9.96%    -2.24%   +16.99%   +17.31%     +3.00%
-------------------------------------------------------------------------------------------

AT MARCH 31, 2008
                                                                                SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   INCEPTION
 Class A (inception 6/26/00)           -6.81%    +0.69%   +15.53%   +19.87%     +3.34%
-------------------------------------------------------------------------------------------
 Class B (inception 6/26/00)           -7.09%    +0.17%   +14.63%   +18.99%     +2.56%
-------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)           -7.07%    +0.20%   +14.64%   +18.98%     +2.56%
-------------------------------------------------------------------------------------------
 Class I (inception 7/15/04)           -6.54%    +1.31%   +16.10%      N/A     +17.49%
-------------------------------------------------------------------------------------------
 Class R4 (inception 6/26/00)          -6.62%    +1.05%   +15.88%   +20.17%     +3.54%
-------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 6/26/00)          -12.14%    -5.05%   +13.30%   +18.50%     +2.56%
-------------------------------------------------------------------------------------------
 Class B (inception 6/26/00)          -11.73%    -4.83%   +13.61%   +18.79%     +2.56%
-------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)           -8.00%    -0.80%   +14.64%   +18.98%     +2.56%
-------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to institutional investors only.

* Not annualized.

--------------------------------------------------------------------------------

 4 THREADNEEDLE EUROPEAN EQUITY FUND -- 2008 SEMIANNUAL REPORT

MANAGER COMMENTARY -------------------------------------------------------------
(UNAUDITED)

Below, Threadneedle European Equity Fund's portfolio manager Rob Jones of Threadneedle International Limited (Threadneedle) discusses the Fund's results and positioning for the six-month period ended April 30, 2008. Threadneedle, an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., acts as the subadviser to the Fund.

Dear Shareholders,
Threadneedle European Equity Fund's Class A shares declined 8.89% (excluding sales charge) for the six months ended April 30, 2008. The Fund slightly outperformed its benchmark, the Morgan Stanley Capital International Europe Index (MSCI Europe Index), which fell 8.91%. The Lipper European Funds Index, representing the Fund's peer group, declined 9.84% for the same time frame.

SIGNIFICANT PERFORMANCE FACTORS
As the Fund's fiscal year began, the economic backdrop was deteriorating, particularly in the United States. Though European economic growth was holding up reasonably well at that point, there were concerns about economies within Europe, particularly the U.K., where consumer spending appeared to be weakening. In other countries, such as Spain, Italy and Ireland, growth had been very strong and investors began to question whether such momentum was sustainable. The strength of the euro was an

COUNTRY DIVERSIFICATION (at April 30, 2008; % of portfolio assets)
-----------------------------------------------------------------

Belgium                                              2.0%
--------------------------------------------------------------
France                                              19.5%
--------------------------------------------------------------
Germany                                              7.1%
--------------------------------------------------------------
Greece                                               2.1%
--------------------------------------------------------------
Italy                                                1.3%
--------------------------------------------------------------
Luxembourg                                           1.9%
--------------------------------------------------------------
Netherlands                                          2.6%
--------------------------------------------------------------
Portugal                                             2.8%
--------------------------------------------------------------
Spain                                                4.1%
--------------------------------------------------------------
Switzerland                                         12.4%
--------------------------------------------------------------
United Kingdom                                      39.2%
--------------------------------------------------------------
Other(1)                                             5.0%
--------------------------------------------------------------

(1) Cash & Cash Equivalents(2).

(2) Of the 5.0%, 3.4% is due to security lending activity and 1.6% is the Fund's cash equivalent position.

--------------------------------------------------------------------------------

                  THREADNEEDLE EUROPEAN EQUITY FUND -- 2008 SEMIANNUAL REPORT  5

MANAGER COMMENTARY (continued) -------------------------------------------------

issue because it affected earnings outlooks for exporters in Continental Europe and companies with earnings from dollar or dollar-linked economies that had to be translated back into the euro. Emerging market economies remained strong over the course of the six months.

The Fund had a smaller allocation to financials stocks, particularly banks, compared to the MSCI Europe Index. That was advantageous, especially in the first three months of the period when credit issues remained paramount and just about any company with exposure to the credit markets suffered. In the second half of the six months, financial stocks recovered a bit as investors began focusing on the efforts of central banks to alleviate the credit crisis. Still, the underweight in financials was advantageous for the full period.

Having a larger exposure to energy stocks than the MSCI Europe Index had a positive impact on relative performance. An emphasis on consumer staples stocks was also beneficial. Food, beverage and tobacco companies demonstrated their resilience as economic data deteriorated, continuing to deliver top-line growth.

Having a larger technology position than the MSCI Europe Index detracted from relative return. Prospects for the technology industry weakened during the period due to less favorable economic conditions. Having smaller positions in telecommunications services and utilities relative to the MSCI Europe Index also had a negative effect on performance. The telecommunications services sector performed well due to low valuations and a perception that these stocks would hold up in a more difficult

TOP TEN HOLDINGS (at April 30, 2008; % of portfolio assets)
-----------------------------------------------------------------

BG Group (United Kingdom)                            4.9%
--------------------------------------------------------------
Nestle (Switzerland)                                 4.2%
--------------------------------------------------------------
Total (France)                                       4.1%
--------------------------------------------------------------
Standard Chartered (United Kingdom)                  3.9%
--------------------------------------------------------------
Prudential (United Kingdom)                          3.8%
--------------------------------------------------------------
Vodafone Group (United Kingdom)                      3.7%
--------------------------------------------------------------
Roche Holding (Switzerland)                          3.2%
--------------------------------------------------------------
Tesco (United Kingdom)                               2.7%
--------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria (Spain)              2.3%
--------------------------------------------------------------
E.ON (Germany)                                       2.2%
--------------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

 6 THREADNEEDLE EUROPEAN EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

WE THINK THE THEMES OF EMERGING MARKETS AND BASIC MATERIALS WILL CONTINUE TO BE STRONG AND THERE ARE PLENTY OF COMPANIES ACROSS EUROPE PROVIDING ACCESS TO THESE OPPORTUNITIES.

environment. In the utilities sector, European electricity stocks performed well because their pricing is linked to oil prices, and rising oil prices had a positive effect on earnings expectations.

Oil and gas company BG Group contributed significantly to performance. The U.K-based stock advanced in response to a significant oil discovery in a Brazilian offshore field where the company has a large interest.

Conversely, Tesco, another stock overweight relative to the MSCI Europe Index, detracted from performance. The food retailer was hampered by concerns about possible consumer spending declines in the U.K.

CHANGES TO THE FUND'S PORTFOLIO
One of the Fund's major focuses is companies with exposure to emerging markets. In line with this theme, we increased the Fund's exposure to basic materials companies, including oil companies and mining stocks.

Another dominant theme is the Fund's focus on companies with strong brands, which led us to increase the Fund's holdings of consumer goods companies. We believe such companies can be more resilient in a difficult economic environment. We have been especially interested in food producers and alcoholic beverage companies.

Toward the end of the period we added to the Fund's bank holdings, reducing the underweight, but still keeping the position smaller than that of the MSCI
Europe Index. After their very weak performance, bank stock valuations became more attractive to us.
We also added to utilities, but kept the position underweight relative to the MSCI

--------------------------------------------------------------------------------

                  THREADNEEDLE EUROPEAN EQUITY FUND -- 2008 SEMIANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------

Europe Index. Within the utilities sector, the Fund focused on companies we believe are positioned to benefit from rising energy prices, such as German electricity companies.

We reduced the Fund's holdings in companies that are particularly sensitive to economic trends. Consequently, we decreased the Fund's exposure to a range of industrial companies, including aerospace, engineering firms, transportation stocks and auto companies. We have also taken a cautious approach to consumer stocks, reducing the Fund's positions in general retailers and technology.

OUR FUTURE STRATEGY
At the end of the Fund's semiannual period, European economies were still showing signs of deterioration. The U.S. economy also remained weak, while economic growth in the emerging markets was still robust.

In addition to the themes mentioned above - an emphasis on companies with emerging markets exposure and on branded consumer companies - a third theme focuses on stocks that could shield the Fund from higher inflation. Examples include food companies that have the ability to pass on higher costs to customers and companies that operate toll roads. Because pricing formulas for toll road operators in Europe tend to be inflation-hedged, these companies are typically quite defensive, helping them to perform well in difficult times.

We remain cautious about financial stocks. Although we believe some balance sheet issues are abating, we are still concerned that earnings might be negatively affected by increases in bad debts. We are also limiting the Fund's holdings of companies with direct consumer exposure, as well as other economically sensitive companies.

--------------------------------------------------------------------------------

 8 THREADNEEDLE EUROPEAN EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Though we believe European economies will continue to slow, this appears to be somewhat reflected in equity valuations. Within the European markets, we are able to identify stocks and sectors that we believe are attractively priced. We think the themes of emerging markets and basic materials will continue to be strong and there are plenty of companies across Europe providing access to these opportunities. So despite a weak European economy, we are optimistic about the potential for favorable investment returns.

                                   (PHOTO - ROB JONES)
                                   Rob Jones
                                   Portfolio Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.

--------------------------------------------------------------------------------

                  THREADNEEDLE EUROPEAN EQUITY FUND -- 2008 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds' expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning

--------------------------------------------------------------------------------

 10 THREADNEEDLE EUROPEAN EQUITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                BEGINNING         ENDING         EXPENSES
                              ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                              NOV. 1, 2007    APRIL 30, 2008   THE PERIOD(A)   EXPENSE RATIO
--------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $  911.10         $ 7.13           1.50%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,017.40         $ 7.52           1.50%
--------------------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $  907.90         $10.72           2.26%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,013.63         $11.31           2.26%
--------------------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $  909.40         $10.73           2.26%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,013.63         $11.31           2.26%
--------------------------------------------------------------------------------------------
Class I
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $  913.90         $ 4.90           1.03%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,019.74         $ 5.17           1.03%
--------------------------------------------------------------------------------------------
Class R4
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $  916.00         $ 6.24           1.31%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,018.35         $ 6.57           1.31%
--------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2008: -8.89% for Class A, -9.21% for Class B, -9.06% for Class C, -8.61% for Class I and -8.40% for Class R4.

--------------------------------------------------------------------------------

                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2008 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (98.7%)(c)
ISSUER                                            SHARES                    VALUE(A)

BELGIUM (2.1%)
Colruyt                                                5,477              $1,396,336
InBev                                                 15,951               1,315,031
                                                                     ---------------
Total                                                                      2,711,367
------------------------------------------------------------------------------------

FRANCE (20.3%)
ALSTOM                                                 6,815               1,585,500
BNP Paribas                                           22,424               2,424,638
Essilor Intl                                          22,343               1,393,710
Euler Hermes                                          16,303               1,887,525
Groupe Danone                                         21,326               1,892,682
Pernod Ricard                                         23,274               2,689,161
Societe Generale                                      15,355               1,801,983
SUEZ                                                  38,232               2,716,142
Total                                                 66,014               5,559,825
Veolia Environnement                                  25,985               1,888,266
VINCI                                                 34,684               2,568,600
                                                                     ---------------
Total                                                                     26,408,032
------------------------------------------------------------------------------------

GERMANY (7.4%)
Bayer                                                 25,430(d)            2,175,911
Deutsche Boerse                                       10,914               1,605,614
E.ON                                                  14,457               2,950,537
ElringKlinger                                          9,505               1,127,924
Rhon-Klinikum                                         57,679               1,748,965
                                                                     ---------------
Total                                                                      9,608,951
------------------------------------------------------------------------------------

GREECE (2.2%)
EFG Eurobank Ergasias                                 36,348               1,128,265
Piraeus Bank                                          51,728               1,763,975
                                                                     ---------------
Total                                                                      2,892,240
------------------------------------------------------------------------------------

ITALY (1.3%)
Saipem                                                38,158               1,682,536
------------------------------------------------------------------------------------

LUXEMBOURG (2.0%)
ArcelorMittal                                         29,637               2,628,432
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

NETHERLANDS (2.7%)
Koninklijke (Royal) KPN                              121,048(d)           $2,227,416
Koninklijke Ahold                                     82,289               1,223,187
                                                                     ---------------
Total                                                                      3,450,603
------------------------------------------------------------------------------------

PORTUGAL (2.9%)
Brisa                                                 85,731               1,222,145
Jeronimo Martins                                     327,663               2,598,993
                                                                     ---------------
Total                                                                      3,821,138
------------------------------------------------------------------------------------

SPAIN (4.3%)
Banco Bilbao Vizcaya Argentaria                      132,655               3,059,272
Telefonica                                            85,431               2,477,088
                                                                     ---------------
Total                                                                      5,536,360
------------------------------------------------------------------------------------

SWITZERLAND (12.9%)
Lonza Group                                            9,710               1,327,286
Nestle                                                11,895               5,706,936
Roche Holding                                         26,141               4,360,618
Sika                                                     672               1,167,680
Syngenta                                               6,106               1,824,314
Xstrata                                               30,526               2,394,896
                                                                     ---------------
Total                                                                     16,781,730
------------------------------------------------------------------------------------

UNITED KINGDOM (40.6%)
Admiral Group                                         78,348               1,356,768
BAE Systems                                          174,205               1,616,608
BG Group                                             269,733               6,601,638
British American Tobacco                              62,251               2,347,866
Cookson Group                                         85,064               1,200,781
Diageo                                               107,395               2,205,688
Friends Provident                                    701,500               1,656,928
Imperial Tobacco Group                                38,669               1,859,767
Johnson Matthey                                       40,594               1,614,178
Lloyds TSB Group                                     292,882               2,518,480
Lonmin                                                20,801               1,282,879
Prudential                                           377,910               5,184,384
Rio Tinto                                             22,779               2,677,042

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 12 THREADNEEDLE EUROPEAN EQUITY FUND - 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
UNITED KINGDOM (CONT.)
Royal & SunAlliance Insurance Group                  762,288              $2,036,939
Shire                                                 67,957               1,265,324
Standard Chartered                                   146,697               5,232,428
Tesco                                                435,315               3,712,962
Tullow Oil                                           133,514               2,001,510
Vodafone Group                                     1,579,427               5,033,763
Wm Morrison Supermarkets                             265,830               1,514,218
                                                                     ---------------
Total                                                                     52,920,151
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $117,274,021)                                                    $128,441,540
------------------------------------------------------------------------------------

MONEY MARKET FUND (5.2%)(e)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund, 2.72%            6,743,851(b)           $6,743,851
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $6,743,851)                                                        $6,743,851
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $124,017,872)(f)                                                 $135,185,391
====================================================================================

SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at April 30, 2008:

                                                       PERCENTAGE OF
INDUSTRY                                                NET ASSETS              VALUE
-----------------------------------------------------------------------------------------
Aerospace & Defense                                          1.2%              $1,616,608
Auto Components                                              0.9                1,127,924
Beverages                                                    4.8                6,209,880
Chemicals                                                    5.2                6,782,083
Commercial Banks                                            13.8               17,929,041
Construction & Engineering                                   2.0                2,568,600
Diversified Financial Services                               1.2                1,605,614
Diversified Telecommunication Services                       3.6                4,704,504
Electric Utilities                                           2.3                2,950,537
Electrical Equipment                                         1.2                1,585,500
Energy Equipment & Services                                  1.3                1,682,536
Food & Staples Retailing                                     8.0               10,445,696
Food Products                                                5.9                7,599,618
Health Care Equipment & Supplies                             1.1                1,393,710
Health Care Providers & Services                             1.4                1,748,965
Industrial Conglomerates                                     0.9                1,200,781
Insurance                                                    9.3               12,122,544
Life Sciences Tools & Services                               1.0                1,327,286
Metals & Mining                                              6.9                8,983,249
Multi-Utilities                                              3.5                4,604,408
Oil, Gas & Consumable Fuels                                 10.9               14,162,973
Pharmaceuticals                                              4.3                5,625,942
Tobacco                                                      3.2                4,207,633
Transportation Infrastructure                                0.9                1,222,145

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

                  THREADNEEDLE EUROPEAN EQUITY FUND - 2008 SEMIANNUAL REPORT  13

                                                       PERCENTAGE OF
INDUSTRY                                                NET ASSETS              VALUE
-----------------------------------------------------------------------------------------
Wireless Telecommunication Services                          3.9               $5,033,763
Other(1)                                                     5.2                6,743,851
-----------------------------------------------------------------------------------------
Total                                                                        $135,185,391
-----------------------------------------------------------------------------------------

(1)  Cash & Cash Equivalents.

INVESTMENTS IN DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2008

                                      CURRENCY TO BE        CURRENCY TO BE         UNREALIZED
EXCHANGE DATE                           DELIVERED              RECEIVED           APPRECIATION
----------------------------------------------------------------------------------------------
May 5, 2008                                365,707                     235,000       $1,222
                                       U.S. Dollar      European Monetary Unit
----------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Affiliated Money Market Fund - See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2008.

(c)  Foreign security values are stated in U.S. dollars.

(d) At April 30, 2008, security was partially or fully on loan. See Note 5 to the financial statements.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 3.5% of net assets. See Note 5 to the financial statements. The Fund's cash equivalent position is 1.7% of net assets.

(f) At April 30, 2008, the cost of securities for federal income tax purposes was approximately $124,018,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $14,140,000
Unrealized depreciation                                             (2,973,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                        $11,167,000
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 14 THREADNEEDLE EUROPEAN EQUITY FUND -- 2008 SEMIANNUAL REPORT

FINANCIAL STATEMENTS -----------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers* (identified cost $117,274,021)         $128,441,540
   Affiliated money market fund (identified cost $6,743,851)       6,743,851
----------------------------------------------------------------------------
Total investments in securities (identified cost
   $124,017,872)                                                 135,185,391
Foreign currency holdings (identified cost $816,903)                 820,315
Capital shares receivable                                             28,862
Dividends and accrued interest receivable                            812,595
Receivable for investment securities sold                            447,382
Unrealized appreciation on forward foreign currency
   contracts                                                           1,222
----------------------------------------------------------------------------
Total assets                                                     137,295,767
----------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                               239,679
Payable for investment securities purchased                        2,307,335
Payable upon return of securities loaned                           4,554,750
Accrued investment management services fee                             2,829
Accrued distribution fee                                               1,450
Accrued transfer agency fee                                              421
Accrued administrative services fee                                      283
Other accrued expenses                                                49,265
----------------------------------------------------------------------------
Total liabilities                                                  7,156,012
----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $130,139,755
============================================================================

--------------------------------------------------------------------------------

                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2008 SEMIANNUAL REPORT  15

APRIL 30, 2008 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value                                        $    211,301
Additional paid-in capital                                              154,661,173
Undistributed net investment income                                         455,650
Accumulated net realized gain (loss)                                    (36,366,995)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies    11,178,626
-----------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital
   stock                                                               $130,139,755
===================================================================================

Net assets applicable to outstanding
   shares:                                 Class A                             $102,322,640
                                           Class B                             $ 25,783,247
                                           Class C                             $  1,990,370
                                           Class I                             $     17,674
                                           Class R4                            $     25,824
Net asset value per share of outstanding
   capital stock:                          Class A shares(1)     16,575,803    $       6.17
                                           Class B shares         4,220,338    $       6.11
                                           Class C shares           326,961    $       6.09
                                           Class I shares             2,865    $       6.17
                                           Class R4 shares            4,174    $       6.19
-------------------------------------------------------------------------------------------
 * Including securities on loan, at value                                      $  4,347,220
-------------------------------------------------------------------------------------------
(1) The maximum offering price per share for Class A is $6.55. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of
    5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 16 THREADNEEDLE EUROPEAN EQUITY FUND -- 2008 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $  1,881,561
Interest                                                               5,200
Income distributions from affiliated money market fund                55,659
Fee income from securities lending                                     6,203
   Less foreign taxes withheld                                      (222,211)
----------------------------------------------------------------------------
Total income                                                       1,726,412
----------------------------------------------------------------------------
Expenses:
Investment management services fee                                   521,576
Distribution fee
   Class A                                                           129,951
   Class B                                                           134,408
   Class C                                                             9,874
Transfer agency fee
   Class A                                                           113,312
   Class B                                                            31,027
   Class C                                                             2,221
   Class R4                                                                9
Administrative services fee                                           53,148
Plan administration services fee -- Class R4                              45
Compensation of board members                                          1,397
Custodian fees                                                        29,335
Printing and postage                                                  22,640
Registration fees                                                     39,639
Professional fees                                                     14,736
Other                                                                  3,114
----------------------------------------------------------------------------
Total expenses                                                     1,106,432
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                     (45)
   Earnings and bank fee credits on cash balances                     (1,808)
----------------------------------------------------------------------------
Total net expenses                                                 1,104,579
----------------------------------------------------------------------------
Investment income (loss) -- net                                      621,833
----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                           4,798,124
   Foreign currency transactions                                      45,538
----------------------------------------------------------------------------
Net realized gain (loss) on investments                            4,843,662
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                    (18,686,025)
----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            (13,842,363)
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $(13,220,530)
============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2008 SEMIANNUAL REPORT  17

STATEMENTS OF CHANGES IN NET ASSETS

                                                        SIX MONTHS ENDED     YEAR ENDED
                                                         APRIL 30, 2008     OCT. 31, 2007
                                                          (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                           $    621,833      $    686,113
Net realized gain (loss) on investments                      4,843,662        30,608,798
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                       (18,686,025)        1,017,960
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                              (13,220,530)       32,312,871
-----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                                 (915,145)       (1,084,841)
      Class B                                                       --          (132,408)
      Class C                                                   (4,087)           (7,405)
      Class I                                                     (237)             (270)
      Class R4                                                    (509)              (92)
-----------------------------------------------------------------------------------------
Total distributions                                           (919,978)       (1,225,016)
-----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                            9,941,707        28,175,837
   Class B shares                                            2,014,111         4,640,702
   Class C shares                                              298,950           547,010
   Class R4 shares                                               5,000            41,328
Reinvestment of distributions at net asset value
   Class A shares                                              898,593         1,063,645
   Class B shares                                                   --           130,420
   Class C shares                                                4,000             7,184
   Class R4 shares                                                 463                45
Payments for redemptions
   Class A shares                                          (11,984,825)      (23,113,372)
   Class B shares                                           (3,578,776)      (11,391,434)
   Class C shares                                             (244,867)         (330,519)
   Class R4 shares                                             (19,580)           (4,605)
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                             (2,665,224)         (233,759)
-----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    (16,805,732)       30,854,096
Net assets at beginning of period                          146,945,487       116,091,391
-----------------------------------------------------------------------------------------
Net assets at end of period                               $130,139,755      $146,945,487
=========================================================================================
Undistributed net investment income                       $    455,650      $    753,795
-----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 18 THREADNEEDLE EUROPEAN EQUITY FUND -- 2008 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO APRIL 30, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Threadneedle European Equity Fund (the Fund) (formerly RiverSource European Equity Fund) is a series of RiverSource International Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource International Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of European companies that are believed to offer growth potential.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At April 30, 2008, RiverSource Investments, LLC (the Investment Manager) owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities

--------------------------------------------------------------------------------

                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2008 SEMIANNUAL REPORT 19 are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a

--------------------------------------------------------------------------------

 20 THREADNEEDLE EUROPEAN EQUITY FUND -- 2008 SEMIANNUAL REPORT gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At April 30, 2008, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At April 30, 2008, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2008, foreign currency holdings consisted of multiple denominations, primarily European monetary units.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

--------------------------------------------------------------------------------

                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2008 SEMIANNUAL REPORT  21

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement on Financial Accounting Standards No. 161 (SFAS "161"), "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities.

--------------------------------------------------------------------------------

 22 THREADNEEDLE EUROPEAN EQUITY FUND -- 2008 SEMIANNUAL REPORT

Funds are required to provide enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under Statement 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of April 30, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Nov. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.80% to 0.57% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change in the Lipper European Funds Index. In certain circumstances, the Board may approve a change

--------------------------------------------------------------------------------

                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2008 SEMIANNUAL REPORT 23 in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the fee by $9,907 for the six months ended April 30, 2008. The management fee for the six months ended April 30, 2008 was 0.79% of the Fund's average daily net assets, including an adjustment under the terms of the performance incentive arrangement.

The Investment Manager has a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to subadvise the assets of the Fund. The Investment Manager contracts with and compensates Threadneedle to manage the investment of the Fund's assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended April 30, 2008 was 0.08% of the Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2008, other expenses paid to this company were $413.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares.

--------------------------------------------------------------------------------

 24 THREADNEEDLE EUROPEAN EQUITY FUND -- 2008 SEMIANNUAL REPORT

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $73,739 for Class A, $5,233 for Class B and $56 for Class C for the six months ended April 30, 2008.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended April 30, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 1.06% for Class R4. Of these waived/reimbursed fees and expenses, the plan administration services fee at the class level was $45 for Class R4. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.56% for Class A, 2.32% for Class B, 2.32% for Class C, 1.15% for Class I and 1.39% for Class R4 of the Fund's average daily net assets until Oct. 31, 2008, unless sooner terminated at the discretion of the Board.

During the six months ended April 30, 2008, the Fund's transfer agency fees were reduced by $1,808 as a result of bank fee credits from overnight cash balances.

The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

--------------------------------------------------------------------------------

                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2008 SEMIANNUAL REPORT  25

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $114,312,996 and $117,703,718, respectively, for the six months ended April 30, 2008. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                              SIX MONTHS ENDED APRIL 30, 2008
                                             ISSUED FOR
                                             REINVESTED                            NET
                                 SOLD       DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                        1,601,387       141,958       (1,951,357)         (208,012)
Class B                          331,933            --         (593,577)         (261,644)
Class C                           48,020           639          (40,032)            8,627
Class R4                             813            73           (3,323)           (2,437)
----------------------------------------------------------------------------------------------

                                                  YEAR ENDED OCT. 31, 2007
                                             ISSUED FOR
                                             REINVESTED                            NET
                                 SOLD       DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
----------------------------------------------------------------------------------------------
Class A                        4,621,963       187,923       (3,824,394)          985,492
Class B                          779,445        23,248       (1,866,751)       (1,064,058)
Class C                           92,282         1,283          (56,096)           37,469
Class R4                           6,590             8             (789)            5,809
----------------------------------------------------------------------------------------------

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the Investment Management Services Agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At April 30, 2008, securities valued at $4,347,220 were on loan to brokers. For collateral, the Fund received $4,554,750 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Portfolio of

--------------------------------------------------------------------------------

 26 THREADNEEDLE EUROPEAN EQUITY FUND -- 2008 SEMIANNUAL REPORT

Investments." Income from securities lending amounted to $6,203 for the six months ended April 30, 2008. Expenses paid to the Investment Manager were $492 for the six months ended April 30, 2008, which are included in other expenses on the Statement of Operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $44,721,925 and $41,388,779, respectively, for the six months ended April 30, 2008.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Fund had no borrowings during the six months ended April 30, 2008.

8. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $41,025,111 at Oct. 31, 2007, that if not offset by capital gains will expire as follows:

   2009          2010          2011
$19,489,378   $16,514,518   $5,021,215

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------

                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2008 SEMIANNUAL REPORT  27

9. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN/EMERGING MARKETS RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

--------------------------------------------------------------------------------

 28 THREADNEEDLE EUROPEAN EQUITY FUND -- 2008 SEMIANNUAL REPORT

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2008 SEMIANNUAL REPORT  29

11. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED OCT. 31,       2008(J)              2007           2006           2005           2004
Net asset value, beginning of
  period                             $6.83             $5.39          $4.19          $3.71          $3.25
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)           .03(b)            .04(b)         .05            .05            .02
Net gains (losses) (both
 realized and unrealized)             (.64)             1.47           1.22            .46            .48
---------------------------------------------------------------------------------------------------------
Total from investment operations      (.61)             1.51           1.27            .51            .50
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               (.05)             (.07)          (.07)          (.03)          (.04)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period       $6.17             $6.83          $5.39          $4.19          $3.71
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                            $102              $115            $85            $78            $87
---------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)         1.50%(e)          1.43%          1.52%          1.48%          1.49%
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)     1.50%(e)          1.43%          1.52%          1.48%          1.49%
---------------------------------------------------------------------------------------------------------
Net investment income (loss)         1.11%(e)           .70%          1.00%          1.13%           .50%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                86%              114%            64%            56%            73%
---------------------------------------------------------------------------------------------------------
Total return(h)                     (8.89%)(i)        28.24%         30.63%         13.92%         15.29%
---------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 30 THREADNEEDLE EUROPEAN EQUITY FUND -- 2008 SEMIANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED OCT. 31,      2008(K)               2007           2006           2005           2004
Net asset value, beginning of
 period                              $6.73             $5.31          $4.12          $3.65          $3.20
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .01(b)            .00(b),(c)       .02          .02           (.01)
Net gains (losses) (both
 realized and unrealized)             (.63)             1.44           1.20            .45            .47
---------------------------------------------------------------------------------------------------------
Total from investment operations      (.62)             1.44           1.22            .47            .46
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                 --              (.02)          (.03)            --           (.01)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period       $6.11             $6.73          $5.31          $4.12          $3.65
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                             $26               $30            $29            $31            $36
---------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)         2.26%(f)          2.19%          2.29%          2.25%          2.26%
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)     2.26%(f)          2.19%          2.29%          2.25%          2.26%
---------------------------------------------------------------------------------------------------------
Net investment income (loss)          .32%(f)          (.03%)          .28%           .39%          (.25%)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                86%              114%            64%            56%            73%
---------------------------------------------------------------------------------------------------------
Total return(i)                     (9.21%)(j)        27.28%         29.74%         12.97%         14.39%
---------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c)  Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2008 SEMIANNUAL REPORT  31

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED OCT. 31,      2008(K)               2007           2006           2005           2004
Net asset value, beginning of
 period                              $6.71             $5.30          $4.12          $3.65          $3.20
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .01(b)            .00(b),(c)       .02          .02           (.01)
Net gains (losses) (both
 realized and unrealized)             (.62)             1.44           1.19            .45            .47
---------------------------------------------------------------------------------------------------------
Total from investment operations      (.61)             1.44           1.21            .47            .46
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               (.01)             (.03)          (.03)            --           (.01)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period       $6.09             $6.71          $5.30          $4.12          $3.65
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $2                $2             $1             $1             $1
---------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)         2.26%(f)          2.19%          2.29%          2.25%          2.26%
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)     2.26%(f)          2.19%          2.29%          2.25%          2.26%
---------------------------------------------------------------------------------------------------------
Net investment income (loss)          .37%(f)          (.05%)          .24%           .36%          (.26%)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                86%              114%            64%            56%            73%
---------------------------------------------------------------------------------------------------------
Total return(i)                     (9.06%)(j)        27.21%         29.65%         12.97%         14.30%
---------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c)  Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 32 THREADNEEDLE EUROPEAN EQUITY FUND -- 2008 SEMIANNUAL REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED OCT. 31,      2008(K)               2007           2006           2005        2004(B)
Net asset value, beginning of
 period                              $6.84             $5.40          $4.20          $3.72          $3.49
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .05(c)            .07(c)         .06            .07             --
Net gains (losses) (both
 realized and unrealized)             (.64)             1.46           1.23            .46            .23
---------------------------------------------------------------------------------------------------------
Total from investment operations      (.59)             1.53           1.29            .53            .23
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               (.08)             (.09)          (.09)          (.05)            --
---------------------------------------------------------------------------------------------------------
Net asset value, end of period       $6.17             $6.84          $5.40          $4.20          $3.72
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                             $--               $--            $--            $--            $--
---------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)         1.03%(f)           .95%           .99%           .93%           .96%(f)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)     1.03%(f)           .95%           .99%           .93%           .96%(f)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)         1.59%(f)          1.17%          1.55%          1.67%           .07%(f)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                86%              114%            64%            56%            73%
---------------------------------------------------------------------------------------------------------
Total return(i)                     (8.61%)(j)        28.78%         31.34%         14.46%          6.59%(j)
---------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from July 15, 2004 (inception date) to Oct. 31, 2004.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2008 SEMIANNUAL REPORT  33

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(A)
FISCAL PERIOD ENDED OCT. 31,      2008(K)            2007           2006           2005           2004
Net asset value, beginning of
 period                              $6.84          $5.41          $4.20          $3.71          $3.26
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .04(b)         .00(b),(c)       .05          .06            .03
Net gains (losses) (both
 realized and unrealized)             (.61)          1.51           1.24            .47            .46
------------------------------------------------------------------------------------------------------
Total from investment operations      (.57)          1.51           1.29            .53            .49
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               (.08)          (.08)          (.08)          (.04)          (.04)
------------------------------------------------------------------------------------------------------
Net asset value, end of period       $6.19          $6.84          $5.41          $4.20          $3.71
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                             $--            $--            $--            $--            $--
------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)         1.31%(f)       1.26%          1.31%          1.29%          1.29%
------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)     1.06%(f)       1.26%          1.31%          1.29%          1.29%
------------------------------------------------------------------------------------------------------
Net investment income (loss)         1.37%(f)        .04%          1.05%          1.36%           .33%
------------------------------------------------------------------------------------------------------
Portfolio turnover rate                86%           114%            64%            56%            73%
------------------------------------------------------------------------------------------------------
Total return(i)                     (8.40%)(j)     28.16%         31.10%         14.37%         15.20%
------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c)  Rounds to zero.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 34 THREADNEEDLE EUROPEAN EQUITY FUND -- 2008 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource Investments provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). In addition, under the subadvisory agreement (the "Subadvisory Agreement") between RiverSource Investments and the subadviser (the "Subadviser"), the Subadviser performs portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the "Advisory Agreements"). RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2008, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the Advisory Agreements. At the April 9-10, 2008 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by RiverSource Investments and the Subadviser: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments and the Subadviser, as well as their expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, particularly in the areas of trading systems, new product initiatives, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the financial condition of RiverSource Investments (and its affiliates) and the Subadviser, and each entity's ability to carry out its responsibilities under the

--------------------------------------------------------------------------------

                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2008 SEMIANNUAL REPORT  35

Advisory Agreements. The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by RiverSource Investments and the Subadviser). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments, its affiliates and the Subadviser were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2007. The Board observed that the Fund's investment performance met expectations. Additionally, the Board reviewed the performance of the Subadviser and considered management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board observed that the Fund's expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

--------------------------------------------------------------------------------

 36 THREADNEEDLE EUROPEAN EQUITY FUND -- 2008 SEMIANNUAL REPORT

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 10, 2008, the Board, including all of the Independent Directors, approved the renewal of the Advisory Agreements.

PROXY
VOTING ----------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2008 SEMIANNUAL REPORT  37

     THREADNEEDLE EUROPEAN EQUITY FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus.
                                        Threadneedle(R) mutual funds are distributed by
                                        RiverSource Distributors, Inc., Member FINRA,
                                        managed by RiverSource Investments, LLC, and
                                        subadvised by Threadneedle International Limited.
                                        These companies are part of Ameriprise Financial,
                                        Inc.
       (THREADNEEDLE LOGO)              (C) 2008 RiverSource Distributors, Inc.                              S-6016 J (6/08)

Semiannual Report
                                                             (THREADNEEDLE LOGO)

THREADNEEDLE
INTERNATIONAL OPPORTUNITY FUND
(FORMERLY RIVERSOURCE INTERNATIONAL OPPORTUNITY FUND)

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
APRIL 30, 2008

THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL GROWTH.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------

Your Fund at a Glance...............      2

Manager Commentary..................      6

Fund Expenses Example...............     12

Portfolio of Investments............     15

Financial Statements................     21

Notes to Financial Statements.......     27

Approval of Investment Management
   Services Agreement...............     47

Proxy Voting........................     49

RIVERSOURCE COMPLEX OF FUNDS
Threadneedle Funds are a part of
the RiverSource complex of funds
that includes funds branded
"RiverSource," "RiverSource
Partners," and "Threadneedle."
These funds share the same Board
of Directors/Trustees and
officers.

Please see the back of this report
for a list of mutual funds that
are included in the RiverSource
complex of funds.

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.

--------------------------------------------------------------------------------

        THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Threadneedle International Opportunity Fund (the Fund) (formerly RiverSource
  International Opportunity Fund) Class A shares declined 8.68% (excluding sales charge) for the six months ended April 30, 2008.

> The Fund outperformed its benchmark index, the Morgan Stanley Capital
  International (MSCI) EAFE Index, which fell 8.99% for the same six-month period.

> The Fund also outperformed the Lipper International Large-Cap Core Funds
  Index, representing the Fund's peer group, which declined 9.31% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2008)
--------------------------------------------------------------------------------

                           6 months*   1 year   3 years   5 years   10 years
---------------------------------------------------------------------------------
Threadneedle
  International
  Opportunity Fund Class
  A (excluding sales
  charge)                   -8.68%     +2.20%   +16.75%   +18.16%    +3.01%
---------------------------------------------------------------------------------
MSCI EAFE Index(1)
  (unmanaged)               -8.99%     -1.31%   +16.74%   +20.92%    +7.05%
---------------------------------------------------------------------------------
Lipper International
  Large-Cap Core Funds
  Index(2)                  -9.31%     +0.80%   +16.61%   +19.23%    +7.09%
---------------------------------------------------------------------------------

* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

--------------------------------------------------------------------------------

 2 THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
----------------------------------------


          STYLE
VALUE    BLEND    GROWTH
         X                 LARGE
                           MEDIUM        SIZE
                           SMALL

Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
----------------------------------------

                             Total
--------------------------------------
Class A                      1.34%
--------------------------------------
Class B                      2.11%
--------------------------------------
Class C                      2.10%
--------------------------------------
Class I                      0.88%
--------------------------------------
Class R2                     1.68%
--------------------------------------
Class R3                     1.44%
--------------------------------------
Class R4                     1.18%
--------------------------------------
Class R5                     0.93%
--------------------------------------

(1) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper International Large-Cap Core Funds Index includes the 30 largest international large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.

--------------------------------------------------------------------------------

        THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2008
                                                                                            SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION**
 Class A (inception 11/15/84)          -8.68%    +2.20%   +16.75%   +18.16%    +3.01%         N/A
--------------------------------------------------------------------------------------------------------
 Class B (inception 3/20/95)           -9.04%    +1.36%   +15.85%   +17.24%    +2.22%         N/A
--------------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)           -9.07%    +1.44%   +15.85%   +17.22%      N/A        +0.35%
--------------------------------------------------------------------------------------------------------
 Class I (inception 3/4/04)            -8.49%    +2.66%   +17.34%      N/A       N/A       +14.12%
--------------------------------------------------------------------------------------------------------
 Class R2 (inception 12/11/06)         -8.53%    +2.12%      N/A       N/A       N/A        +7.48%
--------------------------------------------------------------------------------------------------------
 Class R3 (inception 12/11/06)         -8.46%    +2.46%      N/A       N/A       N/A        +7.74%
--------------------------------------------------------------------------------------------------------
 Class R4 (inception 3/20/95)          -8.42%    +2.64%   +17.03%   +18.46%    +3.22%         N/A
--------------------------------------------------------------------------------------------------------
 Class R5 (inception 12/11/06)         -8.47%    +2.68%      N/A       N/A       N/A        +8.06%
--------------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 11/15/84)         -13.92%    -3.63%   +14.49%   +16.75%    +2.49%         N/A
--------------------------------------------------------------------------------------------------------
 Class B (inception 3/20/95)          -13.59%    -3.64%   +14.85%   +17.02%    +2.22%         N/A
--------------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)           -9.98%    +0.44%   +15.85%   +17.22%      N/A        +0.35%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 4 THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AT MARCH 31, 2008
                                                                                            SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION**
 Class A (inception 11/15/84)          -9.46%    -1.09%   +13.39%   +18.61%    +2.59%         N/A
--------------------------------------------------------------------------------------------------------
 Class B (inception 3/20/95)           -9.79%    -1.79%   +12.55%   +17.70%    +1.80%         N/A
--------------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)           -9.83%    -1.75%   +12.57%   +17.67%      N/A        -0.41%
--------------------------------------------------------------------------------------------------------
 Class I (inception 3/4/04)            -9.27%    -0.52%   +14.02%      N/A       N/A       +12.72%
--------------------------------------------------------------------------------------------------------
 Class R2 (inception 12/11/06)         -9.46%    -1.21%      N/A       N/A       N/A        +2.98%
--------------------------------------------------------------------------------------------------------
 Class R3 (inception 12/11/06)         -9.32%    -0.88%      N/A       N/A       N/A        +3.25%
--------------------------------------------------------------------------------------------------------
 Class R4 (inception 3/20/95)          -9.27%    -0.69%   +13.64%   +18.89%    +2.78%         N/A
--------------------------------------------------------------------------------------------------------
 Class R5 (inception 12/11/06)         -9.26%    -0.66%      N/A       N/A       N/A        +3.59%
--------------------------------------------------------------------------------------------------------

WITH SALES CHARGE
 Class A (inception 11/15/84)         -14.70%    -6.80%   +11.16%   +17.23%    +2.06%         N/A
--------------------------------------------------------------------------------------------------------
 Class B (inception 3/20/95)          -14.30%    -6.70%   +11.49%   +17.49%    +1.80%         N/A
--------------------------------------------------------------------------------------------------------
 Class C (inception 6/26/00)          -10.73%    -2.73%   +12.57%   +17.67%      N/A        -0.41%
--------------------------------------------------------------------------------------------------------

Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only.

* Not annualized.

** For classes with less than 10 years performance.

--------------------------------------------------------------------------------

        THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  5

MANAGER COMMENTARY -------------------------------------------------------------
(UNAUDITED)

Threadneedle International Opportunity Fund portfolio managers Alex Lyle and Dominic Rossi of Threadneedle International Limited (Threadneedle) discuss the Fund's results and positioning for the semiannual period ended April 30, 2008. Threadneedle, an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., acts as the subadviser to the Fund.

Dear Shareholders,
Threadneedle International Opportunity Fund's Class A shares (excluding sales charge) declined 8.68% for the six months ended April 30, 2008. The Fund outperformed its benchmark index, the Morgan Stanley Capital International
(MSCI) EAFE Index, which fell 8.99% for the period. The Fund also outperformed the Lipper International Large-Cap Core Funds Index, representing the Fund's peer group, which declined 9.31% for the same time frame.

COUNTRY DIVERSIFICATION (at April 30, 2008; % of portfolio assets)
-----------------------------------------------------------------

Australia                                       4.3%
---------------------------------------------------------
Belgium                                         1.5%
---------------------------------------------------------
Brazil                                          2.2%
---------------------------------------------------------
Canada                                          1.8%
---------------------------------------------------------
China                                           0.9%
---------------------------------------------------------
Egypt                                           0.1%
---------------------------------------------------------
France                                         10.4%
---------------------------------------------------------
Germany                                         4.0%
---------------------------------------------------------
Greece                                          1.7%
---------------------------------------------------------
Hong Kong                                       4.8%
---------------------------------------------------------
India                                           0.3%
---------------------------------------------------------
Ireland                                         1.0%
---------------------------------------------------------
Israel                                          0.4%
---------------------------------------------------------
Italy                                           1.0%
---------------------------------------------------------
Japan                                          15.8%
---------------------------------------------------------
Luxembourg                                      0.7%
---------------------------------------------------------
Malaysia                                        0.2%
---------------------------------------------------------

--------------------------------------------------------------------------------

 6 THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Mexico                                          1.0%
---------------------------------------------------------
Netherlands                                     0.9%
---------------------------------------------------------
Portugal                                        1.1%
---------------------------------------------------------
Russia                                          1.0%
---------------------------------------------------------
Singapore                                       1.5%
---------------------------------------------------------
South Africa                                    0.2%
---------------------------------------------------------
South Korea                                     0.7%
---------------------------------------------------------
Spain                                           1.3%
---------------------------------------------------------
Switzerland                                     8.5%
---------------------------------------------------------
Taiwan                                          0.3%
---------------------------------------------------------
United Kingdom                                 25.6%
---------------------------------------------------------
Other(1)                                        6.8%
---------------------------------------------------------

(1) Cash & Cash Equivalents.(2)

(2) Of the 6.8%, 5.4% is due to security lending activity and 1.4% is the Fund's cash equivalent position.

SIGNIFICANT PERFORMANCE FACTORS
Though the past six months were difficult for stocks across the globe, the Fund held up better than the MSCI EAFE Index and its peers. Stock selection in the energy sector was a key contributor to the Fund's results. Energy stocks in general benefited from firm oil prices and the Fund held a number of strong performing energy stocks. BG GROUP, a U.K. firm, advanced on news of significant oil and gas reserves in an offshore field in Brazil where the company has a significant interest. Other energy stocks that had a positive impact were TOTAL in France and TULLOW OIL, another U.K. company.

--------------------------------------------------------------------------------

        THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------

TOP TEN HOLDINGS (at April 30, 2008; % of portfolio assets)
-----------------------------------------------------------------

BG Group (United Kingdom)                       3.4%
---------------------------------------------------------
Nestle (Switzerland)                            2.9%
---------------------------------------------------------
Vodafone Group (United Kingdom)                 2.7%
---------------------------------------------------------
Tesco (United Kingdom)                          2.4%
---------------------------------------------------------
Total (France)                                  2.3%
---------------------------------------------------------
Standard Chartered (United Kingdom)             2.0%
---------------------------------------------------------
E.ON (Germany)                                  1.8%
---------------------------------------------------------
Prudential (United Kingdom)                     1.7%
---------------------------------------------------------
Roche Holding (Switzerland)                     1.7%
---------------------------------------------------------
Petroleo Brasileiro ADR (Brazil)                1.6%
---------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

The Fund benefited from a larger consumer staples weighting than the MSCI EAFE Index and from good stock selection in that sector. Given the weakening economic outlook, defensive, non-cyclical consumer segments have performed well. The Fund was overweight in food retailers, where key contributors included JERONIMO MARTINS in Portugal and COLRUYT in Belgium. Positioning among food, beverage and tobacco stocks also proved to be effective. French beverage company PERNOD RICARD made an acquisition in Sweden that was well received; BRITISH AMERICAN TOBACCO, a U.K. tobacco company, performed well and Swiss food group NESTLE reported good volume growth.

Holdings of several emerging market stocks also had a positive impact on performance, including ORASCOM CONSTRUCTION INDS, an Egyptian construction business, and CYRELA BRAZIL REALTY, a Brazilian construction company.

The primary detractors from return were individual stocks within the financial services sector. After performing well in calendar year 2007, HONG KONG EXCHANGES, which runs the Hong Kong stock exchange, suffered from profit-taking and inflation concerns in the Hong Kong market. ICICI BANK in India declined amid overall weakness in the Indian market and ADMIRAL GROUP, a U.K. insurer, was hindered by interest rate worries.

--------------------------------------------------------------------------------

 8 THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

THOUGH THE PAST SIX MONTHS WERE DIFFICULT FOR STOCKS ACROSS THE GLOBE, THE FUND HELD UP BETTER THAN THE MSCI EAFE INDEX AND ITS PEERS.

CHANGES TO THE FUND'S PORTFOLIO
During the period, we increased the defensiveness of the Fund's portfolio, adding to non-cyclical stocks and de-emphasizing economically sensitive groups.
Specifically, we added to consumer staples stocks, including NESTLE, PERNOD RICARD, DIAGEO, a U.K.
foods company, and ASAHI BREWERIES in Japan. All are companies with strong, well-known brands. We also added to the Fund's healthcare holdings, another less economically sensitive sector. We initiated a position in TEVA PHARMACEUTICAL INDS, an Israeli generic drug manufacturer, and added to ROCHE, the Swiss pharmaceutical firm, and TAKEDA PHARMACEUTICAL in Japan.

We decreased the Fund's industrials position by reducing holdings in ALSTOM, a French manufacturing company primarily involved in power generation, and eliminating two other holdings, ROLLS-ROYCE GROUP in the U.K. and THK, a Japanese manufacturing stock.

We also reduced the Fund's exposure to consumer discretionary stocks, as we believe discretionary spending will come under pressure as consumers are compelled to spend more of their income on food and fuel. We sold CARPHONE WAREHOUSE GROUP, a U.K.
telecommunications retailer; HENNES & MAURITZ, a Swedish retailer, and RYOHIN KEIKAKU, a Japanese retailer. We also sold a number of auto-related holdings in Europe - companies that face headwinds from a strong euro and declining U.S. demand. We eliminated the Fund's portfolio position in German auto companies DAIMLER and PORSCHE, as well as in CONTINENTAL, a German tire and auto parts manufacturer.

--------------------------------------------------------------------------------

        THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  9

MANAGER COMMENTARY (continued) -------------------------------------------------

We added to the Fund's bank position, but kept it smaller than that of the MSCI EAFE Index. Given how significantly banks underperformed, we thought it was time to selectively increase portfolio exposure. We focused on better quality banks that we believe are less vulnerable to the ongoing credit crisis, such as LLOYDS and HSBC.

OUR FUTURE STRATEGY
Looking at the regional allocations, the Fund is overweight in the Pacific region and in emerging markets, where we expect growth rates to be stronger than in developed countries. The price we are paying for this extra growth appears very attractive to us.

We remain focused on less economically sensitive sectors, given slowing in the developed economies. Consumer staples and healthcare hold significant positions, while we have de-emphasized consumer discretionary and industrials stocks. Compared to the MSCI EAFE Index, the Fund also has a greater weighting in commodity related stocks, including the mining and oil sectors where supply is very limited and we expect demand to remain strong.

--------------------------------------------------------------------------------

 10 THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

We are generally optimistic about international equities in the medium term. Though we anticipate slower economic and earnings growth in the developed markets, we believe growth in the emerging markets will be robust. We consider equity valuations attractive and believe they already discount a great deal of potential bad news. Given our market and economic outlook, we have focused on companies that we believe have good balance sheets and the ability to show reasonable growth in a difficult environment.


(PHOTO - ALEX      (PHOTO - DOMINIC
LYLE)              ROSSI)
Alex Lyle          Dominic Rossi
Portfolio Manager  Portfolio Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.

--------------------------------------------------------------------------------

       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  11

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds' expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2008.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 12 THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                BEGINNING         ENDING         EXPENSES
                              ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                              NOV. 1, 2007    APRIL 30, 2008   THE PERIOD(A)   EXPENSE RATIO
--------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $  913.20         $ 6.66           1.40%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,017.90         $ 7.02           1.40%
--------------------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $  909.60         $10.26           2.16%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,014.12         $10.82           2.16%
--------------------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $  909.30         $10.25           2.16%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,014.12         $10.82           2.16%
--------------------------------------------------------------------------------------------
Class I
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $  915.10         $ 4.48            .94%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,020.19         $ 4.72            .94%
--------------------------------------------------------------------------------------------
Class R2
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $  914.70         $ 8.28           1.74%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,016.21         $ 8.72           1.74%
--------------------------------------------------------------------------------------------
Class R3
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $  915.40         $ 7.10           1.49%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,017.45         $ 7.47           1.49%
--------------------------------------------------------------------------------------------
Class R4
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $  915.80         $ 5.86           1.23%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,018.75         $ 6.17           1.23%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  13

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                BEGINNING         ENDING         EXPENSES
                              ACCOUNT VALUE   ACCOUNT VALUE     PAID DURING     ANNUALIZED
                              NOV. 1, 2007    APRIL 30, 2008   THE PERIOD(A)   EXPENSE RATIO
--------------------------------------------------------------------------------------------
Class R5
--------------------------------------------------------------------------------------------
   Actual(b)                     $1,000         $  915.30         $ 4.71            .99%
--------------------------------------------------------------------------------------------
   Hypothetical
   (5% return before
   expenses)                     $1,000         $1,019.94         $ 4.97            .99%
--------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2008: -8.68% for Class A, -9.04% for Class B, -9.07% for Class C, -8.49% for Class I, -8.53% for Class R2, -8.46% for Class R3, -8.42% for Class R4 and -8.47% for Class R5.

--------------------------------------------------------------------------------

 14 THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

COMMON STOCKS (97.5%)(c)
ISSUER                                            SHARES                    VALUE(A)
AUSTRALIA (4.5%)
BHP Billiton                                         168,816              $6,732,679
Boart Longyear Group                               1,359,928               2,418,629
CSL                                                  103,192               3,874,022
Macquarie Group                                       53,304(e)            3,189,540
Newcrest Mining                                      125,212               3,414,176
QBE Insurance Group                                  163,377               3,898,359
Rio Tinto                                             39,165(e)            5,028,454
                                                                     ---------------
Total                                                                     28,555,859
------------------------------------------------------------------------------------

BELGIUM (1.6%)
Colruyt                                               21,959               5,598,345
InBev                                                 56,260(e)            4,638,182
                                                                     ---------------
Total                                                                     10,236,527
------------------------------------------------------------------------------------

BRAZIL (2.3%)
Cyrela Brazil Realty                                 239,100               3,964,136
Petroleo Brasileiro ADR                               85,941              10,434,956
                                                                     ---------------
Total                                                                     14,399,092
------------------------------------------------------------------------------------

CANADA (1.8%)
Canadian Pacific Railway                              52,000               3,582,682
ShawCor                                               80,000               2,383,317
Suncor Energy                                         50,000               5,642,999
                                                                     ---------------
Total                                                                     11,608,998
------------------------------------------------------------------------------------

CHINA (1.0%)
China Merchants Bank Series H                      1,495,500               6,246,282
------------------------------------------------------------------------------------

EGYPT (0.1%)
Orascom Construction Inds GDR                          2,215(d,g)            363,178
------------------------------------------------------------------------------------

FRANCE (10.9%)
ALSTOM                                                22,784               5,300,664
BNP Paribas                                           34,979               3,782,172
Essilor Intl                                         110,230               6,875,918
Euler Hermes                                          51,559               5,969,387

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
FRANCE (CONT.)
Pernod Ricard                                         71,952              $8,313,591
Societe Generale                                      36,153               4,242,728
SUEZ                                                 117,062               8,316,516
Total                                                176,568              14,870,893
Veolia Environnement                                  77,152               5,606,446
VINCI                                                 74,547               5,520,741
                                                                     ---------------
Total                                                                     68,799,056
------------------------------------------------------------------------------------

GERMANY (4.2%)
Allianz                                               27,433               5,608,240
Bayer                                                 72,056(e)            6,165,450
E.ON                                                  59,493(e)           12,141,960
Wincor Nixdorf                                        31,848               2,443,607
                                                                     ---------------
Total                                                                     26,359,257
------------------------------------------------------------------------------------

GREECE (1.8%)
EFG Eurobank Ergasias                                193,327               6,000,991
Piraeus Bank                                         156,511               5,337,177
                                                                     ---------------
Total                                                                     11,338,168
------------------------------------------------------------------------------------

HONG KONG (5.0%)
China Mobile                                         492,000               8,465,996
China Overseas Land & Investment                   3,962,000               8,337,628
Esprit Holdings                                      390,000               4,799,184
Hong Kong Exchanges and Clearing                     277,500               5,668,788
Li & Fung                                          1,093,600               4,525,561
                                                                     ---------------
Total                                                                     31,797,157
------------------------------------------------------------------------------------

INDIA (0.3%)
ICICI Bank ADR                                        41,468               1,849,058
------------------------------------------------------------------------------------

IRELAND (1.0%)
Bank of Ireland                                      232,930               3,255,087
CRH                                                   82,751               3,173,333
                                                                     ---------------
Total                                                                      6,428,420
------------------------------------------------------------------------------------

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  15

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

ISRAEL (0.5%)
Teva Pharmaceutical Inds ADR                          62,970              $2,945,737
------------------------------------------------------------------------------------

ITALY (1.0%)
Saipem                                               144,304               6,362,930
------------------------------------------------------------------------------------

JAPAN (16.5%)
AMADA                                                203,000               1,686,948
Asahi Breweries                                       81,300               1,595,191
Asahi Glass                                          185,000               2,204,626
Canon                                                 80,700               4,036,164
Central Japan Railway                                     83                 814,273
Chubu Electric Power                                  38,400                 899,336
Daiichi Sankyo                                        51,300               1,411,157
Daito Trust Construction                              32,100               1,494,316
Daiwa Securities Group                               165,000               1,636,193
Dowa Holdings                                        155,000               1,042,079
eAccess                                                1,085(e)              691,887
East Japan Railway                                       346               2,758,815
Fukuoka Financial Group                              198,000                 980,764
GOLDCREST                                             30,710                 886,121
Honda Motor                                           61,100               1,939,309
Hoya                                                  52,700               1,459,806
Ibiden                                                20,900                 908,608
INPEX Holdings                                           112               1,249,591
JFE Holdings                                          45,800               2,510,917
Kansai Electric Power                                 30,500                 726,051
Kansai Paint                                         162,000               1,110,955
KDDI                                                     257               1,646,263
Keihin                                                70,400               1,096,932
Komatsu                                               62,800               1,902,664
Matsushita Electric Industrial                        47,000               1,105,271
Mitsubishi Electric                                  115,000               1,174,666
Mitsubishi Logistics                                 154,000               2,095,893
Mitsubishi UFJ Financial Group                       433,300               4,767,675
Mitsui & Co                                          149,000               3,496,777
Mitsui Fudosan                                       116,000               2,923,150
Mizuho Financial Group                                   526               2,731,942
Murata Mfg                                            40,800               2,158,315
NAMCO BANDAI Holdings                                 51,400                 643,674
Nintendo                                               3,900               2,141,867
Nippon Electric Glass                                101,000               1,559,152

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
JAPAN (CONT.)
Nippon Mining Holdings                               257,500              $1,592,503
Nippon Telegraph & Telephone                             110                 473,983
Nissan Motor                                          87,200                 773,285
Nomura Holdings                                       85,100               1,479,858
Ono Pharmaceutical                                    31,400               1,661,056
ORIX                                                   3,490                 629,724
Pacific Golf Group Intl Holdings                         845(b)              967,154
Sekisui Chemical                                     220,000               1,601,808
Sekisui House                                         85,000                 808,551
Seven & I Holdings                                    31,300                 930,239
Sharp                                                 87,000               1,461,854
Shin-Etsu Chemical                                    54,800               3,383,822
Sony                                                  43,100               1,981,514
Sumitomo                                              93,100               1,250,945
Sumitomo Chemical                                    136,000                 882,947
Sumitomo Metal Inds                                  160,000                 672,502
Sumitomo Mitsui Financial Group                          379               3,262,528
Sumitomo Real Estate Sales                            22,100                 920,391
Sundrug                                               22,600                 581,466
T&D Holdings                                          50,800               3,234,548
Takeda Pharmaceutical                                 55,600               2,935,885
Tokyo Gas                                            510,000               1,952,294
Toyota Motor                                         123,300               6,249,793
Trend Micro                                           21,500                 808,551
Yamada Denki                                          23,480               2,007,668
                                                                     ---------------
Total                                                                    103,992,217
------------------------------------------------------------------------------------

LUXEMBOURG (0.8%)
ArcelorMittal                                         55,968               4,963,662
------------------------------------------------------------------------------------

MALAYSIA (0.2%)
IOI                                                  513,500               1,187,001
------------------------------------------------------------------------------------

MEXICO (1.0%)
America Movil ADR Series L                            70,115               4,063,865
Wal-Mart de Mexico Series V                          575,669               2,316,399
                                                                     ---------------
Total                                                                      6,380,264
------------------------------------------------------------------------------------

NETHERLANDS (0.9%)
Koninklijke (Royal) KPN                              317,537(e)            5,843,029
------------------------------------------------------------------------------------

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 16 THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

PORTUGAL (1.2%)
Jeronimo Martins                                     931,531              $7,388,821
------------------------------------------------------------------------------------

RUSSIA (1.1%)
Gazprom ADR                                           73,793               3,907,339
Mechel ADR                                            19,424               2,832,019
                                                                     ---------------
Total                                                                      6,739,358
------------------------------------------------------------------------------------

SINGAPORE (1.5%)
City Developments                                    303,400               2,707,330
DBS Group Holdings                                   195,000               2,855,973
Keppel                                               527,000               4,010,796
                                                                     ---------------
Total                                                                      9,574,099
------------------------------------------------------------------------------------

SOUTH AFRICA (0.2%)
First Uranium                                        200,000(b)            1,302,880
------------------------------------------------------------------------------------

SOUTH KOREA (0.7%)
Shinhan Financial Group                               75,570               4,366,769
------------------------------------------------------------------------------------

SPAIN (1.3%)
Telefonica                                           291,723               8,458,564
------------------------------------------------------------------------------------

SWITZERLAND (8.9%)
Credit Suisse Group                                  104,407               5,815,507
Lonza Group                                           41,497               5,672,338
Nestle                                                39,222              18,817,776
Roche Holding                                         65,524              10,930,155
Syngenta                                              24,476               7,312,793
Xstrata                                               95,569               7,497,799
                                                                     ---------------
Total                                                                     56,046,368
------------------------------------------------------------------------------------

TAIWAN (0.3%)
Hon Hai Precision Industry                           336,000               1,946,627
------------------------------------------------------------------------------------

UNITED KINGDOM (26.9%)
Admiral Group                                        237,148               4,106,741
BAE Systems                                          561,242               5,208,278
BG Group                                             927,420              22,698,344
British American Tobacco                             219,051               8,261,754
Diageo                                               305,669               6,277,856
Friends Provident                                  1,717,346               4,056,336

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
UNITED KINGDOM (CONT.)
HSBC Holdings                                        439,374              $7,682,982
Imperial Tobacco Group                               140,358               6,750,449
Johnson Matthey                                      125,733               4,999,642
Lloyds TSB Group                                     895,985               7,704,536
Lonmin                                                64,535               3,980,125
Prudential                                           808,260              11,088,168
Royal & SunAlliance Insurance Group                1,920,254               5,131,184
Serco Group                                          580,612               5,090,779
Shire                                                211,269               3,933,718
Standard Chartered                                   378,430              13,497,946
Tesco                                              1,869,577              15,946,312
Tullow Oil                                           414,519               6,214,060
Vodafone Group                                     5,680,855              18,105,349
Wm Morrison Supermarkets                           1,390,362               7,919,763
                                                                     ---------------
Total                                                                    168,654,322
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $524,731,265)                                                    $614,133,700
------------------------------------------------------------------------------------

OTHER (--%)(C)
ISSUER                                            SHARES                    VALUE(A)
HONG KONG
China Overseas Land
 & Investment
Warrants                                             376,000(b,g)           $202,638
------------------------------------------------------------------------------------

TOTAL OTHER
(Cost: $--)                                                                 $202,638
------------------------------------------------------------------------------------

MONEY MARKET FUND (7.1%)(F)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund, 2.72%           44,770,335(h)          $44,770,335
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $44,770,335)                                                      $44,770,335
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $569,501,600)(i)                                                 $659,106,673
====================================================================================

                             See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  17

SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at April 30, 2008:

                                                       PERCENTAGE OF
INDUSTRY                                                NET ASSETS              VALUE
-----------------------------------------------------------------------------------------
Aerospace & Defense                                         0.8%               $5,208,278
Auto Components                                             0.2                 1,096,932
Automobiles                                                 1.4                 8,962,387
Beverages                                                   3.3                20,824,820
Biotechnology                                               0.6                 3,874,022
Building Products                                           0.4                 2,204,626
Capital Markets                                             1.9                12,121,098
Chemicals                                                   3.8                23,855,609
Commercial Banks                                           12.5                78,564,610
Commercial Services & Supplies                              0.8                 5,090,779
Computers & Peripherals                                     0.4                 2,443,607
Construction & Engineering                                  1.3                 8,302,548
Construction Materials                                      0.5                 3,173,333
Consumer Finance                                            0.1                   629,724
Distributors                                                0.7                 4,525,561
Diversified Financial Services                              0.9                 5,668,788
Diversified Telecommunication Services                      2.3                14,775,576
Electric Utilities                                          2.2                13,767,347
Electrical Equipment                                        1.0                 6,475,330
Electronic Equipment & Instruments                          1.3                 8,032,508
Energy Equipment & Services                                 1.4                 8,746,247
Food & Staples Retailing                                    6.5                40,681,345
Food Products                                               3.2                20,004,777
Gas Utilities                                               0.3                 1,952,294
Health Care Equipment & Supplies                            1.1                 6,875,918
Hotels, Restaurants & Leisure                               0.2                   967,154
Household Durables                                          2.1                13,303,571
Industrial Conglomerates                                    0.6                 4,010,796
Insurance                                                   6.8                43,092,963
Internet Software & Services                                0.1                   691,887
Leisure Equipment & Products                                0.1                   643,674
Life Sciences Tools & Services                              0.9                 5,672,338
Machinery                                                   0.6                 3,589,612
Metals & Mining                                             6.3                39,977,292
Multi-Utilities                                             2.2                13,922,962
Office Electronics                                          0.6                 4,036,164
Oil, Gas & Consumable Fuels                                10.6                66,610,685
Pharmaceuticals                                             3.8                23,817,708
Real Estate Management & Development                        2.4                15,091,137
Road & Rail                                                 1.1                 7,155,770
Software                                                    0.5                 2,950,418
Specialty Retail                                            1.1                 6,806,852
Tobacco                                                     2.4                15,012,203

See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------

 18 THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

                                                       PERCENTAGE OF
INDUSTRY                                                NET ASSETS              VALUE
-----------------------------------------------------------------------------------------
Trading Companies & Distributors                            0.8%               $4,747,722
Transportation Infrastructure                               0.3                 2,095,893
Wireless Telecommunication Services                         5.1                32,281,473
Other(1)                                                    7.1                44,770,335
-----------------------------------------------------------------------------------------
Total                                                                        $659,106,673
-----------------------------------------------------------------------------------------

(1) Cash & Cash Equivalents.
NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the value of these securities amounted to $363,178 or 0.1% of net assets.

(e) At April 30, 2008, security was partially or fully on loan. See Note 5 to the financial statements.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 5.7% of net assets. See Note 5 to the financial statements. The Fund's cash equivalent position is 1.4% of net assets.

(g)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at April 30, 2008, is as follows:

                                                ACQUISITION
SECURITY                                           DATES                    COST
----------------------------------------------------------------------------------
China Overseas Land & Investment                  08-14-07                     $--
  Warrants
Orascom Construction Inds GDR*                    12-14-07                 456,482

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(h) Affiliated Money Market Fund - See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2008.

(i) At April 30, 2008, the cost of securities for federal income tax purposes was approximately $569,502,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                           $111,520,000
Unrealized depreciation                                            (21,915,000)
------------------------------------------------------------------------------
Net unrealized appreciation                                        $89,605,000
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  19

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 20 THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

FINANCIAL STATEMENTS -----------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2008 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers* (identified cost $524,731,265)         $ 614,336,338
   Affiliated money market fund (identified cost
      $44,770,335)                                                 44,770,335
-----------------------------------------------------------------------------
Total investments in securities (identified cost
   $569,501,600)                                                  659,106,673
Foreign currency holdings (identified cost $698,298)                  702,270
Capital shares receivable                                             194,561
Dividends receivable                                                4,221,418
Receivable for investment securities sold                           2,594,116
-----------------------------------------------------------------------------
Total assets                                                      666,819,038
-----------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                359,204
Payable for investment securities purchased                           885,455
Payable upon return of securities loaned                           35,590,445
Accrued investment management services fee                             13,328
Accrued distribution fee                                                4,770
Accrued transfer agency fee                                             2,232
Accrued administrative services fee                                     1,350
Accrued plan administration services fee                                    2
Other accrued expenses                                                135,657
-----------------------------------------------------------------------------
Total liabilities                                                  36,992,443
-----------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $ 629,826,595
=============================================================================

--------------------------------------------------------------------------------

       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  21

APRIL 30, 2008 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value                                 $     587,922
Additional paid-in capital                                        756,699,637
Undistributed net investment income                                 6,673,239
Accumulated net realized gain (loss)                             (223,850,909)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                      89,716,706
-----------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $ 629,826,595
=============================================================================

Net assets applicable to outstanding
   shares:                                  Class A                           $ 445,439,723
                                            Class B                           $  61,134,712
                                            Class C                           $   3,317,318
                                            Class I                           $ 119,669,660
                                            Class R2                          $       5,400
                                            Class R3                          $       5,406
                                            Class R4                          $     248,967
                                            Class R5                          $       5,409
Net asset value per share of outstanding
   capital stock:                           Class A shares(1)   41,543,226    $       10.72
                                            Class B shares       5,842,417    $       10.46
                                            Class C shares         320,519    $       10.35
                                            Class I shares      11,061,755    $       10.82
                                            Class R2 shares            496    $       10.89
                                            Class R3 shares            496    $       10.90
                                            Class R4 shares         22,748    $       10.94
                                            Class R5 shares            496    $       10.91
-------------------------------------------------------------------------------------------
*Including securities on loan, at value                                       $  34,070,697
-------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $11.37. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 22 THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED)

INVESTMENT INCOME
Income:
Dividends                                                       $ 11,778,707
Interest                                                               9,533
Income distributions from affiliated money market fund               138,933
Fee income from securities lending                                   158,256
   Less foreign taxes withheld                                      (834,664)
----------------------------------------------------------------------------
Total income                                                      11,250,765
----------------------------------------------------------------------------
Expenses:
Investment management services fee                                 2,456,446
Distribution fee
   Class A                                                           565,137
   Class B                                                           313,619
   Class C                                                            16,806
   Class R2                                                               13
   Class R3                                                                7
Transfer agency fee
   Class A                                                           486,601
   Class B                                                            71,594
   Class C                                                             3,735
   Class R2                                                                2
   Class R3                                                                2
   Class R4                                                               89
   Class R5                                                                2
Administrative services fee                                          249,789
Plan administration services fee
   Class R2                                                                7
   Class R3                                                                7
   Class R4                                                              448
Compensation of board members                                          6,666
Custodian fees                                                        94,740
Printing and postage                                                  75,540
Registration fees                                                     43,791
Professional fees                                                     17,298
Other                                                                 10,726
----------------------------------------------------------------------------
Total expenses                                                     4,413,065
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                    (462)
   Earnings and bank fee credits on cash balances                     (9,960)
----------------------------------------------------------------------------
Total net expenses                                                 4,402,643
----------------------------------------------------------------------------
Investment income (loss) -- net                                    6,848,122
----------------------------------------------------------------------------

--------------------------------------------------------------------------------

       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  23

SIX MONTHS ENDED APRIL 30, 2008 (UNAUDITED)

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                        $ 11,891,207
   Foreign currency transactions                                     137,400
----------------------------------------------------------------------------
Net realized gain (loss) on investments                           12,028,607
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                    (82,734,443)
----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            (70,705,836)
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $(63,857,714)
============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 24 THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                   SIX MONTHS ENDED        YEAR ENDED
                                                    APRIL 30, 2008       OCT. 31, 2007
                                                     (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                      $  6,848,122         $  4,356,347
Net realized gain (loss) on investments                12,028,607          105,748,836
Net change in unrealized appreciation
   (depreciation) on investments and on
   translation of assets and liabilities in
   foreign currencies                                 (82,734,443)          47,155,142
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                    (63,857,714)         157,260,325
-----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                          (3,580,742)          (5,792,143)
      Class B                                                  --             (328,653)
      Class C                                              (2,208)             (20,000)
      Class I                                          (1,475,608)          (1,860,370)
      Class R2                                                (33)                 (82)
      Class R3                                                (46)                 (82)
      Class R4                                             (4,181)             (12,305)
      Class R5                                                (63)                 (83)
-----------------------------------------------------------------------------------------
Total distributions                                    (5,062,881)          (8,013,718)
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  25

                                                   SIX MONTHS ENDED        YEAR ENDED
                                                    APRIL 30, 2008       OCT. 31, 2007
                                                     (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                    $ 21,039,497         $ 57,964,868
   Class B shares                                       3,997,010           10,142,678
   Class C shares                                         351,398              554,208
   Class I shares                                      10,602,665           15,649,639
   Class R2 shares                                             --                5,000
   Class R3 shares                                             --                5,000
   Class R4 shares                                         16,359              206,103
   Class R5 shares                                             --                5,000
Reinvestment of distributions at net asset value
   Class A shares                                       3,505,549            5,680,839
   Class B shares                                              --              322,993
   Class C shares                                           2,171               19,664
   Class I shares                                       1,475,409            1,860,121
   Class R4 shares                                          4,181               12,305
Payments for redemptions
   Class A shares                                     (49,290,187)        (113,242,804)
   Class B shares                                      (8,336,444)         (32,319,841)
   Class C shares                                        (516,935)            (850,822)
   Class I shares                                     (10,683,017)         (18,273,882)
   Class R4 shares                                       (183,938)            (704,572)
-----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
   share transactions                                 (28,016,282)         (72,963,503)
-----------------------------------------------------------------------------------------
Total increase (decrease) in net assets               (96,936,877)          76,283,104
Net assets at beginning of period                     726,763,472          650,480,368
-----------------------------------------------------------------------------------------
Net assets at end of period                          $629,826,595         $726,763,472
=========================================================================================
Undistributed net investment income                  $  6,673,239         $  4,887,998
-----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

 26 THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO APRIL 30, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Threadneedle International Opportunity Fund (the Fund) (formerly RiverSource International Opportunity Fund) is a series of RiverSource International Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource International Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of foreign issuers that are believed to offer strong growth potential.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At April 30, 2008, RiverSource Investments, LLC (the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares and the Investment Manager owned 100% of Class R2, Class R3 and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-

--------------------------------------------------------------------------------

       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT 27 counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At April 30, 2008, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at April 30, 2008 was $565,816 representing 0.09% of net assets. These securities may be valued at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may

--------------------------------------------------------------------------------

 28 THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At April 30, 2008, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At April 30, 2008, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign

--------------------------------------------------------------------------------

       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT 29 currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2008, foreign currency holdings consisted of multiple denominations, primarily European monetary units.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations. At April 30, 2008, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

The Fund has adopted Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," which is effective for fiscal periods beginning after Dec. 15, 2006. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

--------------------------------------------------------------------------------

 30 THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement on Financial Accounting Standards No. 161 (SFAS "161"), "Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under Statement 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of April 30, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Nov. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

DIVIDENDS TO SHAREHOLDERS

An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

--------------------------------------------------------------------------------

       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  31

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.80% to 0.57% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the Fund and the change in the Lipper International Large-Cap Core Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $10,341 for the six months ended April 30, 2008. The management fee for the six months ended April 30, 2008 was 0.78% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

The Investment Manager has a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to subadvise the asset of the Fund. The Investment Manager contracts with and compensates Threadneedle to manage the investment of the Fund's assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% annually as the Fund's assets increase. The fee for the six months ended April 30, 2008 was 0.08% of the Fund's average daily net assets.

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2008, other expenses paid to this company were $2,132.

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former

--------------------------------------------------------------------------------

 32 THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $180,299 for Class A, $16,113 for Class B and $82 for Class C for the six months ended April 30, 2008.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

--------------------------------------------------------------------------------

       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  33

For the six months ended April 30, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 1.49% for Class R2, 1.24% for Class R3 and 0.98% for Class R4. Of these waived/reimbursed fees and expenses, the plan administration services fees were $7, $7 and $448 for Class R2, Class R3 and Class R4, respectively. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Oct. 31, 2008, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.30% of the Fund's average daily net assets for Class R4, unless sooner terminated at the discretion of the Board.

During the six months ended April 30, 2008, the Fund's custodian and transfer agency fees were reduced by $9,960 as a result of earnings and bank fee credits from overnight cash balances. The Fund pays custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $290,028,448 and $323,781,217 respectively, for the six months ended April 30, 2008. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                         SIX MONTHS ENDED APRIL 30, 2008
                                       ISSUED FOR
                                       REINVESTED                           NET
                            SOLD      DISTRIBUTIONS    REDEEMED     INCREASE (DECREASE)
---------------------------------------------------------------------------------------
Class A                   1,995,011      327,622       (4,694,232)      (2,371,599)
Class B                     389,536           --         (819,084)        (429,548)
Class C                      34,641          210          (52,317)         (17,466)
Class I                     998,321      136,865         (982,367)         152,819
Class R4                      1,470          383          (18,628)         (16,775)
---------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 34 THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

                                            YEAR ENDED OCT. 31, 2007
                                       ISSUED FOR
                                       REINVESTED                           NET
                            SOLD      DISTRIBUTIONS    REDEEMED     INCREASE (DECREASE)
---------------------------------------------------------------------------------------
Class A                   5,530,222      574,984      (10,852,840)      (4,747,634)
Class B                   1,012,580       33,436       (3,087,188)      (2,041,172)
Class C                      55,669        2,057          (84,352)         (26,626)
Class I                   1,504,670      186,947       (1,675,015)          16,602
Class R2*                       496           --               --              496
Class R3*                       496           --               --              496
Class R4                     19,941        1,224          (65,438)         (44,273)
Class R5*                       496           --               --              496
---------------------------------------------------------------------------------------

* For the period from Dec. 11, 2006 (inception date) to Oct. 31, 2007.

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the Investment Management Services Agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At April 30, 2008, securities valued at $34,070,697 were on loan to brokers. For collateral, the Fund received $35,590,445 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Portfolio of Investments." Income from securities lending amounted to $158,256 for the six months ended April 30, 2008. Expenses paid to the Investment Manager as securities lending agent were $1,094 for the six months ended April 30, 2008, which are included in other expenses on the Statement of Operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash

--------------------------------------------------------------------------------

       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  35

Fund aggregated $149,731,357 and $114,291,344, respectively, for the six months ended April 30, 2008.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. The Fund had no borrowings during the six months ended April 30, 2008.

8. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $234,796,830 at Oct. 31, 2007, that if not offset by capital gains will expire as follows:

    2009          2010          2011
$137,301,860   $59,231,998   $38,262,972

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

9. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN/EMERGING MARKETS RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they

--------------------------------------------------------------------------------

 36 THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/ Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund

--------------------------------------------------------------------------------

       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT 37 shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

 38 THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

11. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,       2008(J)              2007              2006              2005              2004
Net asset value, beginning of
 period                             $11.83             $9.54             $7.66             $6.58             $5.88
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .11(b)            .07(b)            .06               .05               .03
Net gains (losses) (both
 realized and unrealized)            (1.14)             2.34              1.91              1.06               .71
------------------------------------------------------------------------------------------------------------------
Total from investment operations     (1.03)             2.41              1.97              1.11               .74
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               (.08)             (.12)             (.09)             (.03)             (.04)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period      $10.72            $11.83             $9.54             $7.66             $6.58
------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                            $445              $520              $464              $408              $347
------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)         1.40%(e)          1.34%             1.48%             1.53%             1.54%
------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)     1.40%(e)          1.34%             1.48%             1.52%             1.54%
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)         2.16%(e)           .63%              .76%              .75%              .45%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                45%               84%               79%               93%               98%
------------------------------------------------------------------------------------------------------------------
Total return(h)                     (8.68%)(i)        25.52%            25.98%            16.90%            12.54%
------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  39

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,       2008(J)              2007              2006              2005              2004
Net asset value, beginning of
 period                             $11.50             $9.27             $7.44             $6.42             $5.75
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .07(b)           (.01)(b)            --                --              (.02)
Net gains (losses) (both
 realized and unrealized)            (1.11)             2.28              1.86              1.02               .69
------------------------------------------------------------------------------------------------------------------
Total from investment operations     (1.04)             2.27              1.86              1.02               .67
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                 --              (.04)             (.03)               --                --
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period      $10.46            $11.50             $9.27             $7.44             $6.42
------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                             $61               $72               $77               $81               $74
------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)         2.16%(e)          2.11%             2.25%             2.30%             2.32%
------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)     2.16%(e)          2.11%             2.25%             2.29%             2.31%
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)         1.38%(e)          (.10%)             .01%              .01%             (.29%)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                45%               84%               79%               93%               98%
------------------------------------------------------------------------------------------------------------------
Total return(h)                     (9.04%)(i)        24.56%            25.07%            15.89%            11.65%
------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 40 THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,      2008(J)               2007              2006              2005              2004
Net asset value, beginning of
 period                             $11.39             $9.19             $7.40             $6.38             $5.72
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .07(b)           (.01)(b)            --                --              (.02)
Net gains (losses) (both
 realized and unrealized)            (1.10)             2.27              1.84              1.02               .68
------------------------------------------------------------------------------------------------------------------
Total from investment operations     (1.03)             2.26              1.84              1.02               .66
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               (.01)             (.06)             (.05)               --                --
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period      $10.35            $11.39             $9.19             $7.40             $6.38
------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $3                $4                $3                $3                $2
------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)         2.16%(e)          2.10%             2.25%             2.30%             2.30%
------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)     2.16%(e)          2.10%             2.25%             2.28%             2.30%
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)         1.39%(e)          (.12%)            (.01%)             .02%             (.26%)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                45%               84%               79%               93%               98%
------------------------------------------------------------------------------------------------------------------
Total return(h)                     (9.07%)(i)        24.66%            24.93%            16.03%            11.62%
------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  41

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,      2008(K)               2007              2006              2005           2004(B)
Net asset value, beginning of
 period                             $11.97             $9.64             $7.75             $6.65             $6.60
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .14(c)            .12(c)            .11               .09               .04
Net gains (losses) (both
 realized and unrealized)            (1.16)             2.38              1.92              1.07               .01
------------------------------------------------------------------------------------------------------------------
Total from investment operations     (1.02)             2.50              2.03              1.16               .05
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               (.13)             (.17)             (.14)             (.06)               --
Net asset value, end of period      $10.82            $11.97             $9.64             $7.75             $6.65
------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                            $120              $131              $105               $50               $22
------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)          .94%(f)           .88%              .99%              .91%              .87%(f)
------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)      .94%(f)           .88%              .99%              .91%              .87%(f)
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)         2.65%(f)          1.13%             1.22%             1.36%             1.12%(f)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                45%               84%               79%               93%               98%
------------------------------------------------------------------------------------------------------------------
Total return(i)                     (8.49%)(j)        26.22%            26.50%            17.58%              .76%(j)
------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to Oct. 31, 2004.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 42 THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,                    2008(K)         2007(B)
Net asset value, beginning of period              $11.98         $10.08
--------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                      .11            .03
Net gains (losses) (both realized and
 unrealized)                                       (1.13)          2.04
--------------------------------------------------------------------------------------
Total from investment operations                   (1.02)          2.07
--------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.07)          (.17)
--------------------------------------------------------------------------------------
Net asset value, end of period                    $10.89         $11.98
--------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $--            $--
--------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                       1.74%(f)       1.68%(f)
--------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                   1.49%(f)       1.68%(f)
--------------------------------------------------------------------------------------
Net investment income (loss)                       2.12%(f)        .36%(f)
--------------------------------------------------------------------------------------
Portfolio turnover rate                              45%            84%
--------------------------------------------------------------------------------------
Total return(i)                                   (8.53%)(j)     20.81%(j)
--------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to Oct. 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  43

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,                    2008(K)         2007(B)
Net asset value, beginning of period              $12.01         $10.08
--------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                      .13            .06
Net gains (losses) (both realized and
 unrealized)                                       (1.15)          2.04
--------------------------------------------------------------------------------------
Total from investment operations                   (1.02)          2.10
--------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.09)          (.17)
--------------------------------------------------------------------------------------
Net asset value, end of period                    $10.90         $12.01
--------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $--            $--
--------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                       1.49%(f)       1.44%(f)
--------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                   1.24%(f)       1.44%(f)
--------------------------------------------------------------------------------------
Net investment income (loss)                       2.37%(f)        .61%(f)
--------------------------------------------------------------------------------------
Portfolio turnover rate                              45%            84%
--------------------------------------------------------------------------------------
Total return(i)                                   (8.46%)(j)     21.11%(j)
--------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to Oct. 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 44 THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,       2008(J)              2007              2006              2005              2004
Net asset value, beginning of
 period                             $12.06             $9.72             $7.70             $6.62             $5.91
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)           .10(b)            .09(b)            .09               .05               .04
Net gains (losses) (both
 realized and unrealized)            (1.12)             2.39              1.93              1.07               .71
------------------------------------------------------------------------------------------------------------------
Total from investment operations     (1.02)             2.48              2.02              1.12               .75
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                               (.10)             (.14)               --              (.04)             (.04)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period      $10.94            $12.06             $9.72             $7.70             $6.62
------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                             $--               $--                $1               $--               $31
------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)         1.23%(e)          1.18%             1.29%             1.33%             1.36%
------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)      .98%(e)          1.18%             1.29%             1.33%             1.36%
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)         1.93%(e)           .85%             1.02%             1.04%              .61%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                45%               84%               79%               93%               98%
------------------------------------------------------------------------------------------------------------------
Total return(h)                     (8.42%)(i)        25.85%            26.23%            16.92%            12.79%
------------------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  45

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED OCT. 31,                    2008(K)         2007(B)
Net asset value, beginning of period              $12.06         $10.08
--------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                      .14            .11
Net gains (losses) (both realized and
 unrealized)                                       (1.16)          2.04
--------------------------------------------------------------------------------------
Total from investment operations                   (1.02)          2.15
--------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.13)          (.17)
--------------------------------------------------------------------------------------
Net asset value, end of period                    $10.91         $12.06
--------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $--            $--
--------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        .99%(f)        .93%(f)
--------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    .99%(f)        .93%(f)
--------------------------------------------------------------------------------------
Net investment income (loss)                       2.62%(f)       1.12%(f)
--------------------------------------------------------------------------------------
Portfolio turnover rate                              45%            84%
--------------------------------------------------------------------------------------
Total return(i)                                   (8.47%)(j)     21.63%(j)
--------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to Oct. 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended April 30, 2008 were less than 0.01% of average net assets.
(i)  Total return does not reflect payment of a sales charge.
(j)  Not annualized.
(k)  Six months ended April 30, 2008 (Unaudited).

--------------------------------------------------------------------------------

 46 THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement") RiverSource Investments provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). In addition, under the subadvisory agreement (the "Subadvisory Agreement") between RiverSource Investments and the subadviser (the "Subadviser"), the Subadviser performs portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the "Advisory Agreements"). RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2008, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the Advisory Agreements. At the April 9-10, 2008 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by RiverSource Investments and the Subadviser: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments and the Subadviser, as well as their expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, particularly in the areas of trading systems, new product initiatives, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the Fund. The Board also reviewed the

--------------------------------------------------------------------------------

       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT 47 financial condition of RiverSource Investments (and its affiliates) and the Subadviser, and each entity's ability to carry out its responsibilities under the Advisory Agreements. The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by RiverSource Investments and the Subadviser). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments, its affiliates and the Subadviser were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund; and (ii) a report detailing the Fund's performance over various periods (including since inception), recent Fund inflows (and outflows) and a comparison of the Fund's net assets from December 2006 to December 2007. The Board observed that the Fund's investment performance met expectations. Additionally, the Board reviewed the performance of the Subadviser and considered management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to RiverSource Investments' profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the

--------------------------------------------------------------------------------

 48 THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT peer group's median expense ratio shown in the reports. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 10, 2008, the Board, including all of the Independent Directors, approved the renewal of the Advisory Agreements.

PROXY VOTING-----------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  49

     THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. Threadneedle(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, managed by
                                        RiverSource Investments, LLC, and subadvised by
                                        Threadneedle International Limited. These
                                        companies are part of Ameriprise Financial, Inc.
       (THREADNEEDLE LOGO)              (C) 2008 RiverSource Distributors, Inc.                              S-6340 Z (6/08)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              RiverSource International Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date July 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date July 3, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date July 3, 2008